UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	1/31/2017

Item 1. Schedule of Investments

Prudential Global Total Return Fund, Inc.

Schedule of Investments

as of January 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 91.5%
FOREIGN BONDS — 48.4%
Argentina — 0.8%
Argentine Bonos del Tesoro, Unsec’d. Notes	22.750%		03/05/18	ARS	35,378	$2,299,559
Argentine Republic Government International Bond, Sr. Unsec’d. Notes, RegS	3.875%		01/15/22	EUR	2,065	2,162,348
Provincia de Buenos Aires, Sr. Unsec’d. Notes, 144A	9.950%		06/09/21		900	1,010,250

						5,472,157

Australia — 0.2%
Australia Government Bond, Sr. Unsec’d. Notes, RegS	4.250%		04/21/26	AUD	600	513,954
BHP Billiton Finance USA Ltd., Gtd. Notes, 144A	6.750	%(a)	10/19/75		610	691,740
New South Wales Treasury Corp., Local Gov’t. Gtd. Notes	5.000%		08/20/24	AUD	200	175,245

						1,380,939

Austria — 0.3%
Austria Government International Bond, Sr. Unsec’d. Notes, 144A, EMTN, RegS	5.000%		12/20/24	CAD	2,000	1,808,246
Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN, RegS	5.375%		12/01/34	CAD	100	93,123

						1,901,369

Belgium — 0.7%
Belgium Government International Bond, Sr. Unsec’d. Notes, RegS	9.375%		02/21/20	GBP	802	1,259,030
Belgium Government International Bond, Unsec’d. Notes, 144A, RegS	8.875%		12/01/24		500	700,167
Belgium Government International Bond, Unsec’d. Notes, MTN	5.000%		04/24/18	GBP	2,000	2,650,313
Belgium Government International Bond, Unsec’d. Notes, MTN	5.700%		05/28/32	GBP	150	262,318

						4,871,828

Brazil — 1.2%
Brazilian Government International Bond, Sr. Unsec’d. Notes(b)	2.875%		04/01/21	EUR	1,000	1,111,955
Brazilian Government International Bond, Sr. Unsec’d. Notes	4.875%		01/22/21		500	520,500
Brazilian Government International Bond, Unsec’d. Notes	11.000%		06/26/17	EUR	2,744	3,085,156
Brazilian Loan Trust I, Gov’t. Gtd. Notes, RegS	5.477%		07/24/23		1,623	1,629,348
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A(c)	5.750%		06/15/25		545	559,442
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A(c)	7.250%		06/01/21		190	196,270
Minerva Luxembourg SA, Gtd. Notes, 144A	12.250%		02/10/22		200	213,000
Petrobras Global Finance BV, Gtd. Notes	3.750%		01/14/21	EUR	1,050	1,174,536

						8,490,207

Bulgaria — 0.5%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, RegS	2.950%		09/03/24	EUR	810	952,980
Bulgaria Government International Bond, Sr. Unsec’d. Notes, RegS	4.250%		07/09/17	EUR	500	550,095
Bulgaria Government International Bond, Unsec’d. Notes, GMTN, RegS(b)	2.625%		03/26/27	EUR	1,000	1,117,288
Bulgaria Government International Bond, Unsec’d. Notes, GMTN, RegS(b)	3.125%		03/26/35	EUR	1,000	1,059,265

						3,679,628

Canada — 1.2%
Agrium, Inc., Sr. Unsec’d. Notes	6.125%		01/15/41		25	29,067
Barrick Gold Corp., Sr. Unsec’d. Notes	5.250%		04/01/42		35	36,345
Barrick North America Finance LLC, Gtd. Notes	5.700%		05/30/41		45	49,088
Barrick PD Australia Finance Pty. Ltd., Gtd. Notes	5.950%		10/15/39		50	55,449
Canadian Government Bond, Unsec’d. Notes	1.750%		09/01/19	CAD	600	471,871
Canadian Government Bond, Unsec’d. Notes	4.000%		06/01/41	CAD	650	641,588
Canadian Pacific Railway Co., Sr. Unsec’d. Notes	6.500%		05/15/18		77	81,445
City of Vancouver, Unsec’d. Notes	4.500%		06/01/20	CAD	200	167,845
Hydro-Quebec, Local Gov’t. Gtd. Notes	8.400%		01/15/22		12	14,970
Hydro-Quebec, Local Gov’t. Gtd. Notes	8.625%		06/15/29		600	861,177
Hydro-Quebec, Local Gov’t. Gtd. Notes	9.400%		02/01/21		100	124,344
Municipal Finance Authority of British Columbia, Unsec’d. Notes	4.450%		06/01/20	CAD	2,100	1,761,386
Province of British Columbia, Unsec’d. Notes	3.200%		06/18/44	CAD	200	151,205
Province of British Columbia, Unsec’d. Notes	7.875%		11/30/23	CAD	1,552	1,591,089
Province of Manitoba, Sr. Unsec’d. Notes	2.125%		06/22/26		100	93,178
Province of Manitoba, Unsec’d. Notes	2.450%		06/02/25	CAD	220	168,500
Province of Quebec, Unsec’d. Notes	7.125%		02/09/24		1,000	1,247,969
Province of Quebec, Unsec’d. Notes, MTN	7.140	%(a)	02/27/26		430	549,691

						8,096,207

Cayman Islands — 0.1%
Cayman Islands Government Bond, Sr. Unsec’d. Notes, RegS	5.950%		11/24/19		500	545,000

Chile — 0.1%
Chile Government International Bond, Sr. Unsec’d. Notes	1.625%		01/30/25	EUR	100	113,128
Chile Government International Bond, Sr. Unsec’d. Notes	1.750%		01/20/26	EUR	240	272,295
Chile Government International Bond, Sr. Unsec’d. Notes	1.875%		05/27/30	EUR	100	112,726

						498,149

China — 0.1%
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes, 144A	2.500%		04/28/20		500	496,966

Colombia — 1.0%
Colombia Government International Bond, Sr. Unsec’d. Notes	4.000%		02/26/24		1,000	1,016,500
Colombia Government International Bond, Sr. Unsec’d. Notes	8.375%		02/15/27		2,175	2,619,787
Colombia Government International Bond, Sr. Unsec’d. Notes	10.375%		01/28/33		200	293,000
Colombia Government International Bond, Sr. Unsec’d. Notes	11.750%		02/25/20		715	905,548
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875%		03/22/26	EUR	1,480	1,800,876

						6,635,711

Croatia — 0.2%
Croatia Government International Bond, Sr. Unsec’d. Notes, RegS(b)	3.875%		05/30/22	EUR	1,000	1,163,167

Cyprus — 1.9%
Cyprus Government International Bond, Sr. Unsec’d. Notes, 144A, EMTN, RegS	4.625%		02/03/20	EUR	4,197	4,908,272
Cyprus Government International Bond, Sr. Unsec’d. Notes, EMTN, RegS	3.750%		07/26/23	EUR	4,600	5,139,526
Cyprus Government International Bond, Sr. Unsec’d. Notes, EMTN, RegS	4.250%		11/04/25	EUR	325	373,293
Cyprus Government International Bond, Unsec’d. Notes, EMTN, RegS	3.875%		05/06/22	EUR	2,500	2,831,004

						13,252,095

Denmark — 0.2%
Denmark Government Bond, Unsec’d. Notes	1.750%		11/15/25	DKK	3,520	567,625
Denmark Government Bond, Unsec’d. Notes	3.000%		11/15/21	DKK	3,000	501,154
Denmark Government Bond, Unsec’d. Notes	4.500%		11/15/39	DKK	1,800	435,902

						1,504,681

Dominican Republic — 0.4%
Dominican Republic International Bond, Sr. Unsec’d. Notes, RegS	7.500%		05/06/21		2,500	2,750,000
Dominican Republic International Bond, Sr. Unsec’d. Notes, RegS	9.040%		01/23/18		131	135,942

						2,885,942

Egypt — 0.3%
Egypt Government International Bond, Sr. Unsec’d. Notes, 144A	6.125%		01/31/22		2,360	2,381,216

Finland — 0.1%
Finland Government International Bond, Sr. Unsec’d. Notes	6.950%		02/15/26		600	772,526

France — 0.7%
Caisse d’Amortissement de la Dette Sociale, Sr. Unsec’d. Notes, EMTN	4.450%		10/26/18	CAD	700	564,358
Credit Agricole Assurances SA, Sub. Notes, RegS	4.250	%(a)	01/29/49	EUR	2,000	2,124,143
Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, 144A	1.875%		09/15/21		1,000	964,494
Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, EMTN, RegS	1.125%		02/24/19	GBP	400	506,301
France Government Bond OAT, Unsec’d. Notes, RegS	0.500%		05/25/26	EUR	350	362,442
France Government Bond OAT, Unsec’d. Notes, RegS	1.750%		11/25/24	EUR	300	351,735

						4,873,473

Germany — 1.5%
Bundesobligation, Unsec’d. Notes, RegS	0.000	%(d)	10/08/21	EUR	1,860	2,045,729
Bundesrepublik Deutschland, Unsec’d. Notes, RegS	0.247	%(e)	08/15/26	EUR	2,320	2,418,375
Bundesrepublik Deutschland, Unsec’d. Notes, RegS	0.500%		02/15/26	EUR	340	374,419
Bundesrepublik Deutschland, Unsec’d. Notes, RegS	1.750%		02/15/24	EUR	310	376,955
Douglas GmbH, Sr. Sec’d. Notes, RegS	6.250%		07/15/22	EUR	750	881,605
IHO Verwaltungs GmbH, Sr. Sec’d. Notes, PIK, 144A	3.250%		09/15/23	EUR	480	531,376
IHO Verwaltungs GmbH, Sr. Sec’d. Notes, PIK, 144A	3.750%		09/15/26	EUR	465	503,125
Kreditanstalt fuer Wiederaufbau, Gov’t. Gtd. Notes	4.700%		06/02/37	CAD	179	162,857
Techem Energy Metering Service GmbH & Co. KG, Sec’d. Notes, 144A, MTN	7.875%		10/01/20	EUR	275	308,644
Techem GmbH, Sr. Sec’d. Notes, 144A	6.125%		10/01/19	EUR	500	557,526
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes, 144A	5.500%		09/15/22	EUR	365	412,721
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes, RegS	4.000%		01/15/25	EUR	350	391,984
Volkswagen International Finance NV, Gtd. Notes, RegS	3.750	%(a)	12/31/49	EUR	1,000	1,112,430

						10,077,746

Greece — 2.1%
Hellenic Republic Government Bond, Sr. Unsec’d. Notes, 144A, RegS	3.375%		07/17/17	EUR	3,960	4,120,319

Hellenic Republic Government Bond, Sr. Unsec’d. Notes, 144A, RegS	4.750%	04/17/19	EUR	10,000	9,932,531
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes, EMTN(c)	3.800%	08/08/17	JPY	60,000	501,506

					14,554,356

Hungary — 1.9%
Hungary Government Bond, Unsec’d. Notes	3.000%	10/27/27	HUF	300,000	999,469
Hungary Government Bond, Unsec’d. Notes	5.500%	12/20/18	HUF	100,000	381,506
Hungary Government International Bond, Sr. Unsec’d. Notes	2.110%	10/26/17	JPY	100,000	885,319
Hungary Government International Bond, Sr. Unsec’d. Notes	4.000%	03/25/19		332	343,305
Hungary Government International Bond, Sr. Unsec’d. Notes	5.375%	02/21/23		2,850	3,107,298
Hungary Government International Bond, Sr. Unsec’d. Notes	5.750%	11/22/23		2,350	2,623,728
Hungary Government International Bond, Sr. Unsec’d. Notes	6.250%	01/29/20		3,200	3,513,600
Hungary Government International Bond, Sr. Unsec’d. Notes	6.375%	03/29/21		530	593,420
Hungary Government International Bond, Sr. Unsec’d. Notes, RegS	5.750%	06/11/18	EUR	500	581,149
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes, RegS	6.250%	10/21/20		400	440,707

					13,469,501

Iceland — 0.8%
Iceland Government International Bond, Unsec’d. Notes, RegS	5.875%	05/11/22		4,725	5,324,876

India — 0.1%
Export-Import Bank of India, Sr. Unsec’d. Notes, EMTN, RegS	5.760%	04/05/18	AUD	1,000	776,355

Indonesia — 1.6%
Indonesia Government International Bond, Sr. Unsec’d. Notes, 144A	3.375%	07/30/25	EUR	2,300	2,602,917
Indonesia Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	3.750%	06/14/28	EUR	1,200	1,359,128
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	2.625%	06/14/23	EUR	2,500	2,754,207
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	2.875%	07/08/21	EUR	546	618,438
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	3.750%	06/14/28	EUR	2,020	2,287,865
Majapahit Holding BV, Gtd. Notes, RegS	7.750%	01/20/20		800	897,600
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A, MTN	4.300%	05/20/23		500	503,198

					11,023,353

Ireland — 0.2%
CRH America, Inc., Gtd. Notes	8.125%	07/15/18		110	119,648
Ireland Government Bond, Unsec’d. Notes, RegS	2.400%	05/15/30	EUR	1,200	1,416,763

					1,536,411

Italy — 2.9%
Cassa Depositi e Prestiti SpA, Sr. Unsec’d. Notes, EMTN, RegS	4.750%	06/18/19	EUR	500	583,333
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	0.650%	10/15/23	EUR	2,000	2,037,351

Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	1.250%	12/01/26	EUR	1,000	985,445
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	2.000%	12/01/25	EUR	1,330	1,421,733
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	6.500%	11/01/27	EUR	2,695	4,039,541
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes, RegS	4.500%	03/01/26	EUR	5,000	6,412,155
Italy Government International Bond, Sr. Unsec’d. Notes	5.375%	06/12/17		600	607,932
Italy Government International Bond, Sr. Unsec’d. Notes, EMTN	5.200%	07/31/34	EUR	250	338,963
Italy Government International Bond, Sr. Unsec’d. Notes, EMTN, RegS	5.250%	12/07/34	GBP	572	819,834
Italy Government International Bond, Sr. Unsec’d. Notes, EMTN, RegS	6.000%	08/04/28	GBP	461	700,690
Italy Government International Bond, Sr. Unsec’d. Notes, MTN	5.375%	06/15/33		590	635,233
Onorato Armatori SpA, Sr. Sec’d. Notes, 144A	7.750%	02/15/23	EUR	450	481,211
Telecom Italia SpA, Sr. Unsec’d. Notes, EMTN	5.875%	05/19/23	GBP	500	693,930

					19,757,351

Japan — 2.1%
Japan Finance Organization for Municipalities, Gov’t. Gtd. Notes, EMTN	5.750%	08/09/19	GBP	400	562,728
Japan Finance Organization for Municipalities, Sr. Unsec’d. Notes, EMTN, RegS	1.500%	09/12/17		1,000	999,057
Japan Finance Organization for Municipalities, Sr. Unsec’d. Notes, EMTN, RegS	2.500%	09/12/18		2,000	2,021,150
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	0.200%	06/20/36	JPY	450,000	3,673,771
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	0.400%	03/20/36	JPY	100,000	851,209
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	0.600%	12/20/36	JPY	300,000	2,629,988
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes(f)	1.400%	09/20/34	JPY	145,000	1,472,949
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	1.500%	06/20/34	JPY	50,000	515,548
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	1.800%	12/20/31	JPY	148,000	1,583,879

					14,310,279

Lithuania — 0.5%
Lithuania Government International Bond, Sr. Unsec’d. Notes, RegS	6.125%	03/09/21		2,100	2,352,000
Lithuania Government International Bond, Sr. Unsec’d. Notes, RegS	6.625%	02/01/22		200	232,176
Lithuania Government International Bond, Sr. Unsec’d. Notes, RegS	7.375%	02/11/20		545	620,755

					3,204,931

Luxembourg — 0.1%
B&M European Value Retail SA, Sr. Sec’d. Notes, 144A, MTN	4.125%	02/01/22	GBP	400	512,687

Macedonia — 0.1%
Macedonia Government International Bond, Sr. Unsec’d. Notes, 144A	3.975%	07/24/21	EUR	500	547,639

Mexico — 2.5%
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	9.375%	10/12/22		575	626,002
Cemex Finance LLC, Sr. Sec’d. Notes, RegS	9.375%	10/12/22		750	816,525
Mexican Bonos, Sr. Unsec’d. Notes	8.000%	06/11/20	MXN	39,000	1,927,522
Mexico Government International Bond, Sr. Unsec’d. Notes	1.875%	02/23/22	EUR	1,400	1,515,388

Mexico Government International Bond, Sr. Unsec’d. Notes	2.750%	04/22/23	EUR	3,275	3,696,241
Mexico Government International Bond, Sr. Unsec’d. Notes	4.000%	03/15/2115	EUR	450	391,148
Mexico Government International Bond, Sr. Unsec’d. Notes, EMTN	2.375%	04/09/21	EUR	100	111,724
Mexico Government International Bond, Sr. Unsec’d. Notes, EMTN	5.625%	03/19/2114	GBP	200	235,951
Mexico Government International Bond, Sr. Unsec’d. Notes, GMTN	1.625%	03/06/24	EUR	400	418,062
Mexico Government International Bond, Sr. Unsec’d. Notes, GMTN	3.000%	03/06/45	EUR	500	452,043
Mexico Government International Bond, Sr. Unsec’d. Notes, GMTN	5.500%	02/17/20	EUR	100	123,077
Mexico Government International Bond, Sr. Unsec’d. Notes, GMTN	6.750%	02/06/24	GBP	840	1,270,182
Mexico Government International Bond, Sr. Unsec’d. Notes, GMTN	11.000%	05/08/17	ITL	250,000	143,212
Petroleos Mexicanos, Gtd. Notes, EMTN, RegS	1.875%	04/21/22	EUR	200	206,724
Petroleos Mexicanos, Gtd. Notes, EMTN, RegS	3.750%	03/15/19	EUR	200	226,264
Petroleos Mexicanos, Gtd. Notes, EMTN, RegS	5.125%	03/15/23	EUR	2,500	2,922,405
Petroleos Mexicanos, Gtd. Notes, EMTN, RegS	8.250%	06/02/22	GBP	206	303,559
Petroleos Mexicanos, Gtd. Notes, MTN	3.500%	07/23/20		330	327,113
Petroleos Mexicanos, Gtd. Notes, MTN	4.250%	01/15/25		200	184,000
Petroleos Mexicanos, Gtd. Notes, RegS	3.125%	11/27/20	EUR	900	1,007,051

					16,904,193

Netherlands — 1.1%
ABN AMRO Bank NV, Sub. Notes, 144A	4.750%	07/28/25		1,400	1,425,572
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes	5.150%	03/07/25	CAD	1,000	899,612
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, EMTN	0.500%	03/03/21	NZD	2,000	1,274,891
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, EMTN	0.500%	05/12/21	ZAR	10,000	517,446
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, EMTN	7.000%	12/09/21	AUD	2,000	1,771,601
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, EMTN, RegS	0.500%	06/22/21	ZAR	6,000	297,355
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, EMTN, RegS	0.500%	06/07/22	ZAR	10,000	471,410
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, MTN	5.500%	05/23/22	AUD	338	287,834
Ziggo Bond Finance BV, Sr. Unsec’d. Notes, RegS	4.625%	01/15/25	EUR	750	848,087

					7,793,808

New Zealand — 0.4%
New Zealand Government Bond, Sr. Unsec’d. Notes, RegS	4.500%	04/15/27	NZD	1,500	1,206,084
New Zealand Local Government Funding Agency, Sr. Unsec’d. Notes	2.750%	04/15/25	NZD	1,800	1,196,970
New Zealand Local Government Funding Agency, Sr. Unsec’d. Notes	6.000%	05/15/21	NZD	500	404,160

					2,807,214

Norway — 0.7%
City of Oslo, Sr. Unsec’d. Notes	3.600%	12/06/22	NOK	1,000	130,037
City of Oslo, Sr. Unsec’d. Notes	3.650%	11/08/23	NOK	9,000	1,173,234
City of Oslo, Unsec’d. Notes	4.900%	11/04/19	NOK	5,000	654,821

Kommunalbanken AS, Sr. Unsec’d. Notes, MTN	5.125%		05/14/21	NZD	2,850	2,209,207
Silk Bidco AS, Sr. Sec’d. Notes, RegS(b)	7.500%		02/01/22	EUR	750	864,457

						5,031,756

Panama — 0.4%
Panama Government International Bond, Sr. Unsec’d. Notes	4.000%		09/22/24		400	413,000
Panama Government International Bond, Sr. Unsec’d. Notes	5.200%		01/30/20		800	864,000
Panama Government International Bond, Sr. Unsec’d. Notes	8.125%		04/28/34		138	181,470
Panama Government International Bond, Sr. Unsec’d. Notes	9.375%		01/16/23		622	798,181
Panama Government International Bond, Sr. Unsec’d. Notes	10.750%		05/15/20		275	339,625

						2,596,276

Peru — 1.0%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates, 144A	1.426	%(e)	05/31/18		975	947,538
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates, RegS	2.933	%(e)	06/02/25		1,000	800,000
Peruvian Government International Bond, Sr. Unsec’d. Notes	2.750%		01/30/26	EUR	2,720	3,171,156
Peruvian Government International Bond, Sr. Unsec’d. Notes	3.750%		03/01/30	EUR	1,400	1,715,153

						6,633,847

Poland — 0.7%
Poland Government Bond, Unsec’d. Notes	1.750%		07/25/21	PLN	2,000	474,792
Poland Government Bond, Unsec’d. Notes	3.250%		07/25/19	PLN	1,000	255,450
Poland Government Bond, Unsec’d. Notes	3.250%		07/25/25	PLN	5,050	1,221,372
Poland Government International Bond, Sr. Unsec’d. Notes	3.000%		03/17/23		2,015	1,984,775
Poland Government International Bond, Sr. Unsec’d. Notes	5.000%		03/23/22		1,140	1,242,828

						5,179,217

Portugal — 1.3%
Portugal Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	5.125%		10/15/24		3,700	3,575,562
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A, RegS	3.850%		04/15/21	EUR	500	576,753
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A, RegS	3.875%		02/15/30	EUR	2,600	2,586,376
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A, RegS	4.800%		06/15/20	EUR	400	478,207
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A, RegS	5.650%		02/15/24	EUR	1,700	2,049,104

						9,266,002

Romania — 0.7%
Romanian Government International Bond, Sr. Unsec’d. Notes, EMTN, RegS	3.625%		04/24/24	EUR	730	880,634
Romanian Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	3.875%		10/29/35	EUR	400	442,701
Romanian Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	6.750%		02/07/22		300	342,750

Romanian Government International Bond, Sr. Unsec’d. Notes, RegS	6.500%	06/18/18	EUR	1,000	1,174,200
Romanian Government International Bond, Unsec’d. Notes, 144A	2.875%	05/26/28	EUR	1,100	1,202,489
Romanian Government International Bond, Unsec’d. Notes, MTN, RegS	2.875%	05/26/28	EUR	700	765,220

					4,807,994

Russia — 0.2%
Russian Foreign Bond, Sr. Unsec’d. Notes, RegS	5.000%	04/29/20		1,500	1,601,250

Saudi Arabia — 0.2%
Saudi Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375%	10/26/21		1,200	1,168,800

Singapore — 0.1%
Singapore Government Bond, Sr. Unsec’d. Notes	3.000%	09/01/24	SGD	500	374,818
Temasek Financial I Ltd., Gtd. Notes, GMTN	3.265%	02/19/20	SGD	500	370,402

					745,220

Slovenia — 1.3%
Slovenia Government International Bond, Sr. Unsec’d. Notes, RegS	4.750%	05/10/18		1,500	1,548,750
Slovenia Government International Bond, Sr. Unsec’d. Notes, RegS	5.250%	02/18/24		1,200	1,326,598
Slovenia Government International Bond, Sr. Unsec’d. Notes, RegS	5.500%	10/26/22		1,700	1,893,103
Slovenia Government International Bond, Sr. Unsec’d. Notes, RegS	5.850%	05/10/23		3,515	3,991,641

					8,760,092

South Africa — 0.6%
Sappi Papier Holding GmbH, Gtd. Notes, RegS	3.375%	04/01/22	EUR	600	668,754
South Africa Government Bond, Sr. Unsec’d. Notes	6.750%	03/31/21	ZAR	10,000	706,248
South Africa Government Bond, Unsec’d. Notes	7.000%	02/28/31	ZAR	1,800	110,221
South Africa Government Bond, Unsec’d. Notes	10.500%	12/21/26	ZAR	5,000	411,503
South Africa Government International Bond, Sr. Unsec’d. Notes	3.750%	07/24/26	EUR	1,000	1,118,961
ZAR Sovereign Capital Fund Propriety Ltd., Sr. Unsec’d. Notes, 144A	3.903%	06/24/20		1,000	1,014,640

					4,030,327

South Korea — 0.2%
Export-Import Bank of Korea, Sr. Unsec’d. Notes, EMTN	5.375%	09/12/19	AUD	1,000	800,084
Export-Import Bank of Korea, Sr. Unsec’d. Notes, EMTN	6.350%	03/28/17	MXN	900	43,115
Export-Import Bank of Korea, Sr. Unsec’d. Notes, EMTN, RegS	3.500%	09/26/19	AUD	100	74,655
Export-Import Bank of Korea, Sr. Unsec’d. Notes, MTN, RegS	2.711%	12/05/19	CAD	200	157,624
Export-Import Bank of Korea, Sr. Unsec’d. Notes, RegS	5.125%	10/15/19	NZD	200	151,331
Korea International Bond, Sr. Unsec’d. Notes, RegS	2.125%	06/10/24	EUR	100	118,918

					1,345,727

Spain — 3.0%
Adif-Alta Velocidad, Sr. Unsec’d. Notes, EMTN, RegS	1.875%	01/28/25	EUR	300	333,133
Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes	5.500%	02/14/17	EUR	176	190,303
Instituto de Credito Oficial, Gov’t. Gtd. Notes, 144A	1.625%	09/14/18		1,000	992,447

Instituto de Credito Oficial, Gov’t. Gtd. Notes, EMTN	3.250%	06/28/24	CHF	300	358,345
Instituto de Credito Oficial, Gov’t. Gtd. Notes, EMTN	5.000%	03/31/20	CAD	1,800	1,485,385
Spain Government Bond, Sr. Unsec’d. Notes	1.400%	01/31/20	EUR	1,800	2,022,121
Spain Government Bond, Sr. Unsec’d. Notes(f)	2.750%	04/30/19	EUR	1,150	1,321,227
Spain Government Bond, Sr. Unsec’d. Notes, 144A, RegS(f)	3.800%	04/30/24	EUR	2,400	3,066,772
Spain Government Bond, Sr. Unsec’d. Notes, 144A, RegS	4.650%	07/30/25	EUR	1,000	1,357,262
Spain Government Bond, Sr. Unsec’d. Notes, 144A, RegS(f)	4.800%	01/31/24	EUR	1,500	2,028,756
Spain Government Bond, Sr. Unsec’d. Notes, 144A, RegS	5.150%	10/31/28	EUR	600	872,469
Spain Government Bond, Sr. Unsec’d. Notes, 144A, RegS(f)	5.850%	01/31/22	EUR	3,705	5,051,211
Spain Government Bond, Unsec’d. Notes, 144A, RegS(f)	1.600%	04/30/25	EUR	300	329,754
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250%	04/06/29	GBP	957	1,380,981

					20,790,166

Supranational Bank — 3.3%
African Development Bank, Sr. Unsec’d. Notes, EMTN	0.500%	09/29/20	AUD	445	306,765
African Development Bank, Sr. Unsec’d. Notes, EMTN	0.500%	09/21/21	NZD	1,500	950,244
Corp. Andina de Fomento, Sr. Unsec’d. Notes	2.125%	09/27/21		4,000	3,899,000
Corp. Andina de Fomento, Sr. Unsec’d. Notes, EMTN, RegS	1.875%	05/29/21	EUR	400	458,652
Corp. Andina de Fomento, Sr. Unsec’d. Notes, MTN	4.000%	03/31/21	AUD	1,636	1,256,375
Corp. Andina de Fomento, Unsec’d. Notes, MTN	6.250%	11/08/23	AUD	685	590,171
EUROFIMA, Sr. Unsec’d. Notes, EMTN	5.150%	12/13/19	CAD	540	455,467
EUROFIMA, Sr. Unsec’d. Notes, MTN, RegS	6.250%	12/28/18	AUD	1,300	1,058,165
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN	0.500%	09/01/23	AUD	400	247,201
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN	0.500%	11/21/23	AUD	1,200	735,570
European Investment Bank, Sr. Unsec’d. Notes, 144A, EMTN	4.600%	01/30/37	CAD	500	442,167
European Investment Bank, Sr. Unsec’d. Notes, EMTN	0.500%	06/21/23	AUD	2,500	1,565,582
European Investment Bank, Sr. Unsec’d. Notes, EMTN	0.500%	10/26/23	AUD	1,930	1,182,611
European Investment Bank, Sr. Unsec’d. Notes, EMTN	3.250%	05/24/23	NOK	10,000	1,312,713
European Investment Bank, Sr. Unsec’d. Notes, EMTN, RegS	0.500%	07/21/23	AUD	800	501,174
European Investment Bank, Sr. Unsec’d. Notes, EMTN, RegS	0.500%	08/10/23	AUD	1,210	743,190
European Investment Bank, Sr. Unsec’d. Notes, EMTN, RegS	1.250%	05/12/25	SEK	16,500	1,880,367
European Investment Bank, Sr. Unsec’d. Notes, MTN, RegS	4.600%	01/30/37	CAD	150	132,598
Inter-American Development Bank, Sr. Unsec’d. Notes, EMTN	0.500%	05/23/23	CAD	744	511,866
Inter-American Development Bank, Unsec’d. Notes, EMTN, RegS	0.500%	10/30/20	ZAR	2,250	122,380
Inter-American Development Bank, Unsec’d. Notes, EMTN, RegS	0.500%	11/30/20	ZAR	1,840	99,342
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, MTN	0.500%	07/29/22	AUD	350	228,584
International Bank for Reconstruction & Development, Unsec’d. Notes, MTN	0.500%	03/07/22	AUD	1,145	759,337
International Bank for Reconstruction & Development, Unsec’d. Notes, MTN	0.500%	03/28/22	AUD	200	133,040
International Finance Corp., Sr. Unsec’d. Notes, EMTN	0.500%	09/13/19	AUD	2,000	1,420,146

Nordic Investment Bank, Sr. Unsec’d. Notes, MTN	3.875%	09/02/25	NZD	2,000	1,432,544

					22,425,251

Sweden — 0.7%
Kommuninvest I Sverige AB, Local Gov’t. Gtd. Notes, EMTN, RegS	1.500%	05/12/25	SEK	7,000	805,403
Kommuninvest I Sverige AB, Local Gov’t. Gtd. Notes, MTN	4.750%	08/17/22	AUD	200	164,166
Kommuninvest I Sverige AB, Local Gov’t. Gtd. Notes, MTN, RegS	1.625%	01/22/20	CAD	4,000	3,081,978
Swedish Export Credit Corp., Sr. Unsec’d. Notes, EMTN, RegS	3.760%	05/28/19	AUD	787	603,730

					4,655,277

Switzerland — 0.2%
Credit Suisse Group Funding Guernsey Ltd., Gtd. Notes	3.800%	06/09/23		670	669,795
Credit Suisse Group Funding Guernsey Ltd., Gtd. Notes, EMTN	1.000%	04/14/23	CHF	1,000	1,023,698

					1,693,493

Turkey — 0.9%
Turkey Government International Bond, Sr. Unsec’d. Notes(b)	4.350%	11/12/21	EUR	2,500	2,832,353
Turkey Government International Bond, Sr. Unsec’d. Notes	5.500%	02/16/17	EUR	1,148	1,241,131
Turkey Government International Bond, Sr. Unsec’d. Notes	5.875%	04/02/19	EUR	247	290,910
Turkey Government International Bond, Sr. Unsec’d. Notes	7.000%	06/05/20		1,800	1,940,400

					6,304,794

United Kingdom — 4.8%
Arrow Global Finance PLC, Sr. Sec’d. Notes, 144A	5.125%	09/15/24	GBP	230	289,372
Barclays PLC, Sr. Unsec’d. Notes	3.200%	08/10/21		1,600	1,590,901
CPUK Finance Ltd., Sr. Sec’d. Notes, 144A	7.000%	02/28/42	GBP	500	665,203
HSBC Holdings PLC, Sr. Unsec’d. Notes	5.100%	04/05/21		85	92,045
Jaguar Land Rover Automotive PLC, Gtd. Notes, RegS	3.875%	03/01/23	GBP	700	905,260
Jaguar Land Rover Automotive PLC, Sr. Unsec’d. Notes, 144A	2.200%	01/15/24	EUR	190	205,106
Pentair Finance SA, Gtd. Notes	2.450%	09/17/19	EUR	250	283,412
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, EMTN, RegS	2.500%	03/22/23	EUR	1,500	1,633,624
Tesco Corporate Treasury Services PLC, Gtd. Notes, EMTN, RegS	2.500%	07/01/24	EUR	750	829,521
United Kingdom Gilt, Unsec’d. Notes, RegS	2.000%	09/07/25	GBP	100	133,234
United Kingdom Gilt, Unsec’d. Notes, RegS(g)	3.250%	01/22/44	GBP	320	502,786
United Kingdom Gilt, Unsec’d. Notes, RegS	3.500%	01/22/45	GBP	3,080	5,067,619
United Kingdom Gilt, Unsec’d. Notes, RegS(g)	4.250%	03/07/36	GBP	7,930	13,639,129
United Kingdom Gilt, Unsec’d. Notes, RegS	4.250%	09/07/39	GBP	2,130	3,764,096
Urenco Finance NV, Gtd. Notes, EMTN, RegS	2.250%	08/05/22	EUR	2,250	2,584,633
Virgin Media Sec’d. Finance PLC, Sr. Sec’d. Notes, RegS	5.500%	01/15/25	GBP	495	648,399

					32,834,340

Uruguay — 0.2%
Uruguay Government International Bond, Sr. Unsec’d. Notes	4.375%	10/27/27		1,000	1,023,850
Uruguay Government International Bond, Sr. Unsec’d. Notes	7.000%	06/28/19	EUR	119	145,255

					1,169,105

TOTAL FOREIGN BONDS (cost $347,284,254)					332,540,895

ASSET-BACKED SECURITIES — 13.0%
Collateralized Loan Obligations — 5.9%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.503	%(a)	07/15/26		1,250	1,248,225
AIMCO CLO (Cayman Islands), Series 2014-AA, Class B1, 144A	3.030	%(a)	07/20/26		3,000	2,997,576
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class B, 144A	3.423	%(a)	10/15/26		1,000	1,001,651
Avery Point CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.483	%(a)	07/17/26		500	500,923
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.406	%(a)	10/15/28		3,000	3,009,500
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	3.173	%(a)	04/17/26		500	501,000
Battalion CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.473	%(a)	10/17/26		1,000	999,604
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A	2.773	%(a)	04/17/25		3,000	2,974,186
Carlyle Global Markets Strategies Euro CLO Ltd., Series 2013-2A, Class A2BR, 144A	2.310%		10/15/26	EUR	5,000	5,384,703
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.830	%(a)	04/20/26		5,000	4,910,655
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.496	%(a)	05/15/26		250	250,320
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class B, 144A	3.123	%(a)	10/15/26		1,000	991,378
Madison Park Funding Ltd. (Cayman Islands), Series 2012-9A, Class AR, 144A	2.196	%(a)	08/15/22		439	439,118
Regatta Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A	2.374	%(a)	12/20/28		2,000	1,999,470
RYE Harbour CLO Ltd. (Ireland), Series 2015-1A, Class B2, 144A	2.630%		10/21/28	EUR	2,000	2,156,377
Shackleton CLO Ltd. (Cayman Islands), Series 2012-1A, Class B1R, 144A	2.902	%(a)	08/12/23		1,500	1,494,607
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.556	%(a)	08/17/22		250	249,511
Sound Point CLO Ltd. (Cayman Islands), Series 2016-2A, Class A, 144A	2.690	%(a)	10/20/28		1,000	1,005,800
St. Paul’s CLO (Netherlands), Series 2007-A, Class B2, 144A(h)	2.400%		04/30/30	EUR	1,000	1,079,506
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730%		04/18/26		1,300	1,281,245
TIAA CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.730	%(a)	07/20/28		2,000	2,003,505
Trinitas CLO Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.738	%(a)	10/25/28		3,000	2,999,935
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	4.439	%(a)	10/30/23		1,000	1,000,796

						40,479,591

Non-Residential Mortgage-Backed Securities — 1.7%
Lendmark Funding Trust, Series 2016-2A, Class A, 144A	3.260%		04/21/25		400	399,347
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class C, 144A	4.580%		09/15/21		800	812,897
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class C, 144A	3.910%		08/16/21		1,900	1,899,629
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25		1,700	1,699,425
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25		1,000	1,001,032
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29		1,000	1,015,494
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/20/28		1,000	1,020,059

Oportun Funding IV LLC, Series 2016-C, Class A, 144A	3.280%		11/08/21	1,100	1,091,596
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	1,744	1,752,233
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	1,000	1,009,208

					11,700,920

Residential Mortgage-Backed Securities — 5.4%
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.671	%(a)	09/25/33	467	437,884
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE2, Class M4	1.731	%(a)	04/25/35	1,000	982,290
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2002-2, Class M3	3.411	%(a)	08/25/32	857	849,499
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2002-3, Class M3	3.621	%(a)	08/25/32	424	400,082
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.731	%(a)	09/25/34	244	243,006
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	1.596	%(a)	05/25/34	90	86,558
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A2C	1.131	%(a)	10/25/35	956	918,896
Asset-Backed Funding Certificates, Series 2004-OPT5, Class A1	1.471	%(a)	06/25/34	1,043	986,296
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.818	%(a)	01/15/34	874	847,262
Bayview Opportunity Master Fund IIIa Trust, Series 2016-RN3, Class A1, 144A	3.598%		09/29/31	435	434,974
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.656	%(a)	03/25/34	219	210,932
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	2.481	%(a)	04/25/34	247	230,994
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2	1.571	%(a)	05/25/34	320	308,805
Chase Funding Trust, Series 2003-4, Class 2A2	1.371	%(a)	05/25/33	1,271	1,179,140
CHEC Loan Trust, Series 2004-1, Class A3	1.771	%(a)	07/25/34	1,089	1,061,461
Countrywide Asset-Backed Certificates, Series 2002-5, Class MV1	2.271	%(a)	03/25/33	135	132,597
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A	3.742	%(a)	12/26/46	2,258	2,276,768
EquiFirst Mortgage Loan Trust, Series 2004-1, Class 1A1	1.251	%(a)	01/25/34	1,017	943,173
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	1.596	%(a)	08/25/34	808	767,400
Fremont Home Loan Trust, Series 2004-1, Class M1	1.446	%(a)	02/25/34	421	391,050
Fremont Home Loan Trust, Series 2004-B, Class M1	1.641	%(a)	05/25/34	807	746,155
GSAMP Trust, Series 2004-FM1, Class M1	1.746	%(a)	11/25/33	724	684,278
GSAMP Trust, Series 2005-HE5, Class M1	1.191	%(a)	11/25/35	452	448,274
Home Equity Asset Trust, Series 2004-3, Class M1	1.626	%(a)	08/25/34	468	433,946
Home Equity Asset Trust, Series 2005-9, Class 2A4	1.111	%(a)	04/25/36	491	484,213
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class A4	1.039	%(a)	07/20/36	182	181,015
Long Beach Mortgage Loan Trust, Series 2003-4, Class AV1	1.391	%(a)	08/25/33	853	796,673
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1	1.626	%(a)	07/25/34	214	206,850
MASTR Asset-Backed Securities Trust, Series 2003-OPT1, Class M2	3.546	%(a)	12/25/32	1,115	1,099,992
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	1.471	%(a)	09/25/34	2,362	2,194,876

MASTR Asset-Backed Securities Trust, Series 2004-WMC2, Class M1	1.671	%(a)	04/25/34		2,605	2,431,314
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.971	%(a)	08/25/35		130	123,798
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.821	%(a)	09/25/33		204	195,118
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.821	%(a)	12/27/33		231	224,525
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.641	%(a)	11/25/34		2,378	2,213,294
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.701	%(a)	06/25/34		381	370,932
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.686	%(a)	07/25/34		146	139,533
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3	1.751	%(a)	02/25/33		265	250,542
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.896	%(a)	10/25/33		261	251,469
New Century Home Equity Loan Trust, Series 2005-C, Class A2C	1.021	%(a)	12/25/35		311	308,313
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-2, Class A2	1.371	%(a)	04/25/33		2,629	2,475,579
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-6, Class A2	1.431	%(a)	11/25/33		967	890,013
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.592%		09/25/34		110	103,742
Structured Asset Investment Loan Trust, Series 2003-BC3, Class M1	2.196	%(a)	04/25/33		884	874,228
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC9, Class 2A	1.721	%(a)	08/25/33		2,257	2,132,335
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	1.476	%(a)	03/25/34		832	767,293
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.771	%(a)	09/25/34		376	358,690
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M3	1.201	%(a)	05/25/35		476	467,051
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250%		04/25/46		698	702,280
VOLT XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625%		10/25/57		442	443,727
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55		431	430,937

						37,120,052

TOTAL ASSET-BACKED SECURITIES (cost $88,143,310)						89,300,563

BANK LOANS(a) — 0.1%
Consumer
OGF SA (France), Private Placement	3.750%		10/30/20	EUR	232	253,631

Financials — 0.1%
Scandlines GmbH (Germany)	4.250%		12/03/20	EUR	314	343,986

Gaming
CCM Merger, Inc.(h)	4.028%		08/06/21		99	99,898

Technology
First Data Corp.	3.948%		07/10/22		280	281,585

TOTAL BANK LOANS (cost $1,104,672)						979,100

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.6%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XB, IO	0.329	%(a)	05/10/47	27,500	793,793
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class XB, IO	0.690	%(a)	04/10/49	33,868	1,735,640
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class XB, IO	1.350	%(a)	07/10/49	9,100	901,813
COMM Mortgage Trust, Series 2012-CR1, Class XA, IO	2.013	%(a)	05/15/45	3,903	300,184
COMM Mortgage Trust, Series 2014-CR19, Class A3	3.530%		08/10/47	1,000	1,038,310
COMM Mortgage Trust, Series 2014-UBS4, Class XB, IO, 144A	0.204	%(a)	08/10/47	50,000	722,040
DBJPM Mortgage Trust, Series 2016-C3, Class A3	2.362%		09/10/49	1,500	1,434,227
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A (original cost $2,691,617; purchased 12/09/16)(c)(i)	3.808	%(a)	12/10/36	3,000	2,706,179
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555	%(a)	09/10/35	500	493,854
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	0.976	%(a)	01/25/20	19,303	473,174
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.123	%(a)	04/25/20	27,385	743,364
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.620	%(a)	06/25/20	13,332	529,315
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, IO	1.692	%(a)	03/25/22	10,147	714,806
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.439	%(a)	05/25/22	11,290	699,944
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.882	%(a)	10/25/22	19,962	813,352
FHLMC Multifamily Structured Pass-Through Certificates, Series K037, Class X1, IO	1.021	%(a)	01/25/24	11,130	626,014
FHLMC Multifamily Structured Pass-Through Certificates, Series K043, Class X1, IO	0.548	%(a)	12/25/24	12,436	452,313
FHLMC Multifamily Structured Pass-Through Certificates, Series K049, Class X1, IO	0.613	%(a)	07/25/25	41,992	1,742,886
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.676	%(a)	11/25/25	12,701	587,940
FHLMC Multifamily Structured Pass-Through Certificates, Series K053, Class X1, IO	0.893	%(a)	12/25/25	46,312	2,952,435
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class X1, IO	1.180	%(a)	01/25/26	31,434	2,632,109
FHLMC Multifamily Structured Pass-Through Certificates, Series K057, Class X1, IO	1.193	%(a)	07/25/26	26,387	2,335,406
FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class X1, IO	0.931	%(a)	08/25/26	41,978	2,924,703
FHLMC Multifamily Structured Pass-Through Certificates, Series K717, Class X1, IO	0.508	%(a)	09/25/21	11,607	232,376
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.333	%(a)	02/25/32	6,845	1,115,778
GS Mortgage Securities Trust, Series 2013-GC14, Class XA, IO	0.778	%(a)	08/10/46	37,792	1,277,369
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.338	%(a)	04/10/47	30,000	872,196
GS Mortgage Securities Trust, Series 2014-GC22, Class XB, IO	0.255	%(a)	06/10/47	35,000	758,138
GS Mortgage Securities Trust, Series 2014-GC24, Class XB, IO	0.021	%(a)	09/10/47	83,262	107,766
GS Mortgage Securities Trust, Series 2014-GC26, Class XB, IO	0.296	%(a)	11/10/47	56,483	1,389,019
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A3	3.515%		03/15/49	1,500	1,535,118
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class XA, IO	0.827	%(a)	05/15/48	26,974	1,358,614
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A3	2.731%		09/15/23	2,211	2,161,225
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A2	2.982%		03/15/49	1,200	1,198,564
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA, IO, 144A	1.626	%(a)	05/10/63	5,924	286,570

Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.716	%(a)	06/15/49		1,209	1,210,583
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class XB, IO	0.940	%(a)	07/15/48		24,000	1,706,450
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class XB, IO	1.012	%(a)	10/15/49		20,910	1,670,203

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $46,600,490)						45,233,770

CORPORATE BONDS — 11.0%
Agriculture
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19		30	34,071

Airlines — 0.1%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		07/12/22		65	68,647
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	6.821%		02/10/24		158	181,756
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A(j)	4.950%		11/23/20		11	11,672
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A(j)	5.300%		10/15/20		138	145,446
UAL, Pass-Through Trust, Pass-Through Certificates, Series 2007-1A, Class A	6.636%		01/02/24		81	86,036

						493,557

Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25		250	249,702
General Motors Financial Co., Inc., Gtd. Notes	3.200%		07/06/21		720	716,592

						966,294

Auto Parts & Equipment — 0.3%
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500%		08/15/24	EUR	1,234	1,330,445
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875%		04/01/24	EUR	450	512,738

						1,843,183

Banks — 3.1%
Bank of America Corp., Series AA, Jr. Sub. Notes	6.100	%(a)	12/31/49		500	521,250
Bank of America Corp., Series M, Jr. Sub. Notes	8.125	%(a)	12/29/49		935	975,018
Bank of America Corp., Series Z, Jr. Sub. Notes	6.500	%(a)	12/31/49		1,000	1,072,500
Citigroup, Inc., Series P, Jr. Sub. Notes	5.950	%(a)	12/31/49		700	712,075
Citigroup, Inc., Sr. Unsec’d. Notes	2.900%		12/08/21		1,600	1,594,798
Goldman Sachs Group, Inc. (The), Series L, Jr. Sub. Notes	5.700	%(a)	12/31/49		2,120	2,188,158
Goldman Sachs Group, Inc. (The), Series M, Jr. Sub. Notes	5.375	%(a)	12/31/49		700	716,100
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25		1,500	1,483,268
JPMorgan Chase & Co., Series 1, Jr. Sub. Notes	7.900	%(a)	04/29/49		450	463,500
JPMorgan Chase & Co., Series V, Jr. Sub. Notes	5.000	%(a)	12/31/49		1,000	1,001,250
JPMorgan Chase & Co., Series X, Jr. Sub. Notes	6.100	%(a)	12/31/49		1,980	2,041,954
JPMorgan Chase & Co., Series Z, Jr. Sub. Notes	5.300	%(a)	12/31/49		1,410	1,450,961
Morgan Stanley, Series H, Jr. Sub. Notes	5.450	%(a)	07/29/49		1,415	1,436,225
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	1.000%		12/02/22	EUR	1,800	1,942,102
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	1.375%		10/27/26	EUR	2,200	2,271,518
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%		10/23/24		1,500	1,511,050

						21,381,727

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	2.600%		08/19/26		600	550,439

Building Materials
Owens Corning, Gtd. Notes	4.200%		12/15/22		270	280,616

Chemicals — 0.4%
Ashland LLC, Gtd. Notes	4.750	%(a)	08/15/22		300	306,750
CF Industries, Inc., Gtd. Notes	3.450%		06/01/23		600	562,500
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39		152	240,157
Eastman Chemical Co., Sr. Unsec’d. Notes	1.875%		11/23/26	EUR	1,100	1,191,736
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800%		03/15/25		454	460,870

						2,762,013

Commercial Services — 0.2%
ERAC USA Finance LLC, Gtd. Notes, 144A(c)	7.000%		10/15/37		190	241,011
United Rentals North America, Inc., Gtd. Notes	5.500%		05/15/27		500	504,375
United Rentals North America, Inc., Gtd. Notes	7.625%		04/15/22		270	282,825

						1,028,211

Computers — 0.2%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450	%(a)	10/05/17		500	502,566
Seagate HDD Cayman, Gtd. Notes	3.750%		11/15/18		305	314,919
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%		04/01/23		675	742,500

						1,559,985

Diversified Financial Services — 0.4%
American Express Credit Corp., Sr. Unsec’d. Notes	0.625%		11/22/21	EUR	2,100	2,276,408
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19		125	134,838
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(k)	6.875%		05/02/18		100	6,050
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18		225	239,535

						2,656,831

Electric — 0.9%
AES Corp., Sr. Unsec’d. Notes	7.375%		07/01/21		700	787,500
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125%		06/15/21	EUR	505	574,861
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19		700	714,000
Dynegy, Inc., Gtd. Notes	6.750%		11/01/19		650	667,063
Dynegy, Inc., Gtd. Notes	7.375%		11/01/22		350	345,625
Dynegy, Inc., Gtd. Notes(b)	7.625%		11/01/24		900	857,250
NRG Energy, Inc., Gtd. Notes, 144A	6.625%		01/15/27		2,100	2,084,250
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%		05/15/18		50	53,809

						6,084,358

Electronics — 0.1%
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%		09/15/22		655	677,925

Entertainment — 0.4%
Cinemark USA, Inc., Gtd. Notes	4.875%		06/01/23		1,000	1,007,400
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A(c)	5.000%		08/01/18		1,000	1,008,750
Scientific Games International, Inc., Gtd. Notes	10.000%		12/01/22		750	768,465
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.125%		11/01/24	EUR	200	225,077

						3,009,692

Food — 0.2%
Darling Global Finance BV, Gtd. Notes, RegS	4.750%		05/30/22	EUR	800	917,580
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%		06/15/23		675	691,875

						1,609,455

Forest & Paper Products
International Paper Co., Sr. Unsec’d. Notes	7.300%		11/15/39		75	97,440

Healthcare-Services — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	3.200%		06/15/26		475	474,345
CHS/Community Health Systems, Inc., Gtd. Notes	6.875%		02/01/22		1,000	727,500
CHS/Community Health Systems, Inc., Gtd. Notes(b)	7.125%		07/15/20		750	615,000
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(b)	5.125%		08/01/21		500	471,250
HCA, Inc., Sr. Sec’d. Notes	6.500%		02/15/20		750	819,375
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%		04/01/22		1,000	1,010,000

						4,117,470

Home Builders — 0.3%
KB Home, Gtd. Notes	7.500%		09/15/22		1,000	1,082,500
William Lyon Homes, Inc., Gtd. Notes	7.000%		08/15/22		800	836,000

						1,918,500

Household Products/Wares — 0.1%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000%		10/01/26	EUR	675	751,531

Insurance — 0.3%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20		30	32,206
Chubb Corp. (The), Gtd. Notes	6.375	%(a)	03/29/67		140	136,570
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		03/15/35		90	108,269
Liberty Mutual Group, Inc., Gtd. Notes, RegS	2.750%		05/04/26	EUR	1,200	1,328,867
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(a)	06/15/67		100	99,000

						1,704,912

Leisure Time — 0.3%
Carnival Corp., Gtd. Notes	1.625%		02/22/21	EUR	1,500	1,690,064
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(c)	8.500%		10/15/22		250	262,812

						1,952,876

Lodging — 0.1%
MGM Resorts International, Gtd. Notes	6.625%		12/15/21		500	557,500

Machinery-Diversified
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21		225	243,408

Media — 0.8%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37		415	487,345
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39		60	76,462
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%		05/15/26		657	673,425
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%		05/01/26		1,000	1,047,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%		04/01/24		380	407,789
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%		05/01/27		675	716,135
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%		12/15/21		700	708,750
Historic TW, Inc., Gtd. Notes	6.625%		05/15/29		85	104,046
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%		02/01/30		500	525,000
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750%		02/14/19		300	334,838
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42		233	195,772

						5,277,062

Miscellaneous Manufacturing — 0.1%
Actuant Corp., Gtd. Notes	5.625%	06/15/22		400	412,500
Textron, Inc., Sr. Unsec’d. Notes	7.250%	10/01/19		200	224,946

					637,446

Office/Business Equipment — 0.1%
Xerox Corp., Sr. Unsec’d. Notes(b)	3.500%	08/20/20		1,000	1,011,305

Oil & Gas
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36		35	42,149
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41		70	74,178
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21		170	173,400

					289,727

Packaging & Containers — 0.2%
Ball Corp., Gtd. Notes	4.375%	12/15/23	EUR	300	362,309
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19		140	155,225
WestRock MWV LLC, Sr. Unsec’d. Notes	7.375%	09/01/19		450	504,171
WestRock RKT Co., Gtd. Notes	4.450%	03/01/19		175	181,922

					1,203,627

Pharmaceuticals — 0.3%
Catalent Pharma Solutions, Inc., Sr. Unsec’d. Notes, 144A	4.750%	12/15/24	EUR	350	395,979
Catalent Pharma Solutions, Inc., Sr. Unsec’d. Notes, RegS	4.750%	12/15/24	EUR	400	452,547
Horizon Pharma, Inc./Horizon Pharma USA, Inc., Gtd. Notes, 144A(b)	8.750%	11/01/24		830	852,825

					1,701,351

Real Estate Investment Trusts (REITs)
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes, EMTN	5.750%	10/01/20	EUR	200	225,476

Retail — 0.2%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20		750	742,500
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%	07/15/24	EUR	840	932,751

					1,675,251

Semiconductors — 0.2%
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25		1,200	1,206,000

Software — 0.4%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.250%	08/15/21		90	88,055
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.000%	08/15/26		190	178,798
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		1,130	1,198,365
Quintiles IMS, Inc., Gtd. Notes, 144A	3.500%	10/15/24	EUR	920	1,035,218

					2,500,436

Telecommunications — 0.1%
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21		200	205,250
Qwest Corp., Sr. Unsec’d. Notes	6.500%	06/01/17		465	471,394

					676,644

Transportation — 0.4%
FedEx Corp., Gtd. Notes	1.000%		01/11/23	EUR	500	542,738
FedEx Corp., Gtd. Notes	1.625%		01/11/27	EUR	490	529,362
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%		03/15/2105		300	348,791
XPO Logistics, Inc., Gtd. Notes, 144A(b)	6.500%		06/15/22		1,000	1,042,500

						2,463,391

TOTAL CORPORATE BONDS (cost $75,079,595)						75,149,710

MUNICIPAL BONDS — 0.2%
Puerto Rico
Commonwealth of Puerto Rico, GO	2.656	%(a)	07/01/20		300	304,458
Commonwealth of Puerto Rico, GO	5.250%		07/01/17		125	125,321
Puerto Rico Highways & Transportation Authority, Series E, Revenue Bonds	5.500%		07/01/17		250	253,500
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, CABs	5.330	%(l)	08/01/41		1,265	348,647

TOTAL MUNICIPAL BONDS (cost $973,334)						1,031,926

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.0%
APS Resecuritization Trust, Series 2016-1, Class 1A, 144A	0.921	%(a)	07/27/57		2,907	2,774,309
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A	2.816	%(a)	09/26/45		634	624,422
Credit Suisse Mortgage Trust, Series 2016-12R, Class 1A1, 144A(h)	3.239	%(a)	02/28/47		4,340	4,340,000
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1	2.221	%(a)	01/25/29		563	567,966
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3	4.071	%(a)	10/25/27		1,000	1,067,033
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2	3.021	%(a)	11/25/28		950	973,473
IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	3.221	%(a)	02/25/35		2,095	2,006,840
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-6, Class A, 144A(h)	2.771	%(a)	05/01/20		293	289,063
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-8, Class A1, 144A	2.771	%(a)	08/01/20		2,128	2,132,715
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-1, Class A1, 144A	2.771	%(a)	01/01/21		631	622,562
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	2.771	%(a)	09/01/21		733	728,368
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-6, Class A, 144A	2.771	%(a)	11/01/21		2,944	2,903,164
Paragon Mortgages PLC (United Kingdom), Series 11X, Class BB, RegS	0.153	%(a)	10/15/41	EUR	3,955	3,738,126
Paragon Mortgages PLC (United Kingdom), Series 12X, Class B1B, RegS	0.168	%(a)	11/15/38	EUR	1,359	1,270,474
Paragon Mortgages PLC (United Kingdom), Series 13X, Class B1B, RegS	0.053	%(a)	01/15/39	EUR	2,000	1,839,553
Towd Point Mortgage Funding Vantage 1 PLC (United Kingdom), Series 2016-V1A, Class A1, 144A	1.538	%(a)	02/20/54	GBP	1,200	1,501,086

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $27,290,442)						27,379,154

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
Federal National Mortgage Assoc.(g)(j)	1.875%		09/24/26		2,000	1,845,250
Federal National Mortgage Assoc.	5.375%		12/07/28	GBP	275	454,030
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350%		06/07/21	GBP	430	630,245
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.625%		06/07/32	GBP	191	328,074

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,561,861)						3,257,599

U.S. TREASURY OBLIGATIONS — 7.7%
U.S. Treasury Bonds(j)	2.250%		08/15/46		1,845	1,551,818
U.S. Treasury Bonds(j)	2.500%		05/15/46		3,580	3,185,362
U.S. Treasury Notes	1.500%		08/15/26		1,900	1,746,812
U.S. Treasury Notes	1.750%		10/31/20		3,000	3,007,851
U.S. Treasury Notes	1.750%		01/31/23		16,000	15,655,632
U.S. Treasury Notes	1.750%		05/15/23		2,000	1,950,078
U.S. Treasury Notes	1.875%		01/31/22		1,440	1,437,693
U.S. Treasury Notes	2.000%		02/15/25		5,000	4,866,210
U.S. Treasury Notes	2.000%		11/15/26		2,395	2,301,540
U.S. Treasury Notes	2.250%		04/30/21		8,400	8,551,267
U.S. Treasury Notes	2.250%		01/31/24		7,400	7,401,443
U.S. Treasury Strips Coupon(j)	1.881	%(e)	05/15/31		400	266,290
U.S. Treasury Strips Coupon	1.898	%(e)	08/15/29		400	282,405
U.S. Treasury Strips Coupon	2.100	%(e)	11/15/35		800	452,706
U.S. Treasury Strips Coupon	2.264	%(e)	08/15/40		800	380,177

TOTAL U.S. TREASURY OBLIGATIONS (cost $54,817,278)						53,037,284

				Shares
COMMON STOCK
Colombia
Pacific Exploration & Production Corp.* (cost $44,527)					1,116	44,658

PREFERRED STOCK
Banking
Citigroup Capital XIII, 7.409% (Capital Security, fixed to floating preferred) (cost $100,000)					4,000	103,280

TOTAL LONG-TERM INVESTMENTS (cost $644,999,763)						628,057,939

SHORT-TERM INVESTMENTS — 9.8%
AFFILIATED MUTUAL FUNDS — 8.4%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(m)					47,196,462	47,196,462
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $10,419,574; includes $10,415,148 of cash collateral for securities on loan)(m)(n)					10,417,886	10,419,969

TOTAL AFFILIATED MUTUAL FUNDS (cost $57,616,036)						57,616,431

	Interest Rate		Maturity Date	Principal Amount (000)#
FOREIGN CERTIFICATE OF DEPOSIT — 0.4%
Bank of Montreal (Canada) (cost $3,000,000)	1.383%(a)		03/10/17		3,000	3,001,938

FOREIGN COMMERCIAL PAPER — 0.4%
Ontario Teacher Finance Trust (Canada), 144A (cost $2,997,121)	1.259%(o)	03/01/17		3,000	2,997,878

OPTIONS PURCHASED* — 0.6%

		Counterparty	Notional Amount (000)#
Call Options — 0.3%
5 Year CDX.NA.IG.27, expiring 04/19/17, Strike Price 55.00		JPMorgan Chase		127,800	16,878
Currency Option Euro vs Turkish Lira, expiring 02/22/17, Strike Price 4.25		BNP Paribas	EUR	6,500	36,162
expiring 04/26/17, Strike Price 5.00		Credit Suisse First Boston Corp.	EUR	6,500	16,045
Currency Option United States Dollar vs Brazilian Real, expiring 04/26/17, Strike Price 6.00		Credit Suisse First Boston Corp.		7,000	23
expiring 04/26/17, Strike Price 7.50		Credit Suisse First Boston Corp.		4,000	1
Currency Option United States Dollar vs Canadian Dollar, expiring 01/30/19, Strike Price 1.50		Citigroup Global Markets		20,000	307,200
Currency Option United State Dollar vs Chinese Renminbi, expiring 11/28/18, Strike Price 7.75		Morgan Stanley		12,500	314,550
expiring 06/28/17, Strike Price 8.75		Morgan Stanley		12,500	7,863
Currency Option United States Dollar vs Mexican Peso, expiring 09/27/17, Strike Price 22.50		Citigroup Global Markets		7,000	256,755
expiring 07/27/17, Strike Price 30.00		Morgan Stanley		10,000	12,870
expiring 05/26/17, Strike Price 35.00		Citigroup Global Markets		7,000	601
Currency Option United States Dollar vs South Korean Won, expiring 05/29/17, Strike Price 1,500.00		Citigroup Global Markets		7,000	1,859
Currency Option United States Dollar vs Turkish Lira, expiring 09/28/17, Strike Price 4.00		BNP Paribas		4,000	228,243
expiring 03/03/17, Strike Price 4.25		Morgan Stanley		8,000	11,274
expiring 03/03/17, Strike Price 4.25		BNP Paribas		4,000	5,637
expiring 11/08/17, Strike Price 5.00		BNP Paribas		5,000	78,550
expiring 11/29/18, Strike Price 5.00		Credit Suisse First Boston Corp.		8,000	494,401
Currency Option Untited State Dollar vs South African Rand, expiring 11/08/17, Strike Price 25.00		Credit Suisse First Boston Corp.		9,000	20,475

					1,809,387

Put Options — 0.3%
5 Year CDX.NA.IG.27, expiring 04/19/17, Strike Price 75.00		JPMorgan Chase		127,800	213,014
expiring 04/19/17, Strike Price 85.00		JPMorgan Chase		63,900	55,891
expiring 04/19/17, Strike Price 145.00		JPMorgan Chase		63,900	8,604
Currency Option Australian Dollar vs Japanese Yen, expiring 03/23/17, Strike Price 38.60		Citigroup Global Markets	AUD	38,000	2
expiring 03/23/17, Strike Price 38.60		Morgan Stanley	AUD	20,000	1
expiring 06/16/17, Strike Price 61.00		Morgan Stanley	AUD	76,000	48,943
expiring 06/16/17, Strike Price 70.00		Citigroup Global Markets	AUD	38,000	87,781
expiring 12/27/17, Strike Price 76.00		Morgan Stanley	AUD	58,000	1,072,481

Currency Option United States Dollar vs Brazilian Real, expiring 11/16/17, Strike Price 3.70	Morgan Stanley		4,000	508,696
Currency Option United States Dollar vs Indonesian Rupiah, expiring 11/28/17, Strike Price 13,200.00	Morgan Stanley		9,000	123,519
Currency Option United States Dollar vs Turkish Lira, expiring 03/03/17, Strike Price 2.80	Credit Suisse First Boston Corp.		4,000	—

				2,118,932

TOTAL OPTIONS PURCHASED (cost $5,857,632)				3,928,319

TOTAL SHORT-TERM INVESTMENTS (cost $69,470,789)				67,544,566

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 101.3% (cost $714,470,552)(p)				695,602,505

OPTIONS WRITTEN* — (0.6)%
Call Options — (0.4)%
5 Year CDX.NA.IG.27, expiring 04/19/17, Strike Price 65.00	JPMorgan Chase		127,800	(155,475)
10 Year U.S. Treasury Notes Futures, expiring 02/24/17, Strike Price 125.00			2,700	(13,500)
Currency Option Euro vs Turkish Lira, expiring 02/22/17, Strike Price 4.25	JPMorgan Chase	EUR	6,500	(36,162)
expiring 06/27/18, Strike Price 6.00	Credit Suisse First Boston Corp.	EUR	6,500	(189,727)
Currency Option United States Dollar vs Brazilian Real, expiring 06/27/18, Strike Price 5.00	Credit Suisse First Boston Corp.		9,000	(107,419)
expiring 11/16/17, Strike Price 7.50	Morgan Stanley		4,000	(1,333)
Currency Option United State Dollar vs Chinese Renminbi, expiring 11/28/18, Strike Price 8.75	Morgan Stanley		25,000	(267,414)
Currency Option United States Dollar vs Indonesian Rupiah, expiring 11/28/17, Strike Price 18,000.00	Morgan Stanley		9,000	(49,227)
Currency Option United States Dollar vs Mexican Peso, expiring 09/27/17, Strike Price 25.00	Citigroup Global Markets		14,000	(199,479)
expiring 01/29/19, Strike Price 30.00	Morgan Stanley		10,000	(277,410)
Currency Option United States Dollar vs South African Rand, expiring 11/28/18, Strike Price 24.00	Credit Suisse First Boston Corp.		9,000	(185,964)
Currency Option United States Dollar vs South Korean Won, expiring 07/27/18, Strike Price 1,500.00	Citigroup Global Markets		7,000	(66,779)
Currency Option United States Dollar vs Turkish Lira, expiring 09/28/17, Strike Price 4.00	Morgan Stanley		4,000	(228,243)
expiring 03/03/17, Strike Price 4.25	Credit Suisse First Boston Corp.		4,000	(5,637)
expiring 11/08/17, Strike Price 5.00	Credit Suisse First Boston Corp.		5,000	(78,550)
expiring 11/29/18, Strike Price 5.00	BNP Paribas		8,000	(494,401)

expiring 11/29/18, Strike Price 6.00	Credit Suisse First Boston Corp.		8,000	(255,151)

				(2,611,871)

Put Options — (0.2)%
5 Year CDX.NA.IG.27, expiring 04/19/17, Strike Price 110.00	JPMorgan Chase		127,800	(32,581)
expiring 04/19/17, Strike Price 115.00	JPMorgan Chase		127,800	(28,937)
Currency Option Australian Dollar vs Japanese Yen, expiring 06/16/17, Strike Price 61.00	Citigroup Global Markets	AUD	76,000	(48,943)
expiring 12/27/17, Strike Price 67.00	Morgan Stanley	AUD	116,000	(926,407)
expiring 06/16/17, Strike Price 70.00	Morgan Stanley	AUD	38,000	(87,781)
Currency Option United States Dollar vs Brazilian Real, expiring 11/16/17, Strike Price 3.70	Citigroup Global Markets		4,000	(508,696)

				(1,633,345)

TOTAL OPTIONS WRITTEN (premiums received $6,549,646)				(4,245,216)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 100.7% (cost $707,920,906)				691,357,289
Liabilities in excess of other assets(q) — (0.7)%				(4,769,164)

NET ASSETS — 100.0%				$686,588,125

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BIBOR	Bangkok Interbank Offered Rate
bps	Basis Points
BUBOR	Budapest Interbank Offered Rate
CABs	Capital Appreciation Bonds
CAOIS	Overnight Bank of Canada Repo Rate
CAS	Connecticut Avenue Securities
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage Backed Securities Index
COOIS	Colombia Overnight Interbank Reference Rate
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
HIBOR	Hong Kong Interbank Offered Rate

IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimiilables du Tresor (French Treasury Bond)
OTC	Over-the-counter
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offered Rate
SIBOR	Singapore Interbank Offered Rate
SONIA	Sterling Overnight Index Average
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TAIBOR	Taiwan Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
UKRPI	United Kingdom Retail Prices Index
USOIS	United States Overnight Index Swap
WIBOR	Warsaw Interbank Offered Rate
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ITL	Italian Lira
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2017.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,024,174; cash collateral of $10,415,148 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Indicates a security that has been deemed illiquid; the aggregate value of $5,475,970 is approximately 0.8% of net assets.
(d)	Represents zero coupon bond.
(e)	Represents a zero coupon or step bond. Rate quoted represents yield-to-maturity at purchase date.
(f)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $5,817,876 and 0.8% of net assets.
(i)	Indicates a restricted security; the original cost of such security is $2,691,617. The value of $2,706,179 is approximately 0.4% of net assets.
(j)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(k)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(l)	Represents a zero coupon or step bond. Rate quoted represents effective yield at January 31, 2017.
(m)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(n)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(o)	Rate quoted represents yield-to-maturity as of purchase date.
(p)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$720,017,821

Appreciation	6,225,041
Depreciation	(30,640,357)

Net Unrealized Depreciation	$(24,415,316)

The book basis may differ from tax basis due to certain tax-related adjustments.

(q)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
1,317	5 Year U.S. Treasury Notes	Mar. 2017	$155,100,355	$155,231,086	$130,731
16	10 Year Australian Treasury Bonds	Mar. 2017	1,539,298	1,556,794	17,496
59	10 Year Euro-Bund	Mar. 2017	10,370,312	10,326,194	(44,118)
161	10 Year U.K. Gilt	Mar. 2017	25,146,334	25,088,463	(57,871)
1,582	10 Year U.S. Treasury Notes	Mar. 2017	196,844,864	196,909,562	64,698
118	20 Year U.S. Treasury Bonds	Mar. 2017	17,651,767	17,799,563	147,796
199	30 Year U.S. Ultra Treasury Bonds	Mar. 2017	32,168,297	31,976,812	(191,485)
22	Euro-BTP Italian Government Bond	Mar. 2017	3,169,891	3,108,998	(60,893)
2	Euro-Schatz. DUA Index	Mar. 2017	242,249	242,295	46

					6,400

	Short Positions:
192	2 Year U.S. Treasury Notes	Mar. 2017	41,608,709	41,625,000	(16,291)
56	5 Year Euro-Bobl	Mar. 2017	8,025,884	8,036,530	(10,646)
15	10 Year Canadian Government Bonds	Mar. 2017	1,584,132	1,584,323	(191)
148	10 Year U.S. Treasury Bonds	Mar. 2017	19,790,178	19,855,125	(64,947)

					(92,075)

					$(85,675)

Foreign Bonds and a U.S. Government Agency Obligation with a combined market value of $5,666,287 have been segregated with J.P. Morgan Securities LLC to cover requirements for open futures contracts at January 31, 2017.

Forward foreign currency exchange contracts outstanding at January 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Pesos, Expiring 04/10/17	Citigroup Global Markets	ARS	24,874	$1,485,000	$1,515,461	$30,461
Expiring 04/10/17	Citigroup Global Markets	ARS	10,995	662,375	669,908	7,533
Australian Dollar, Expiring 04/12/17	Citigroup Global Markets	AUD	734	555,000	555,381	381
Expiring 04/12/17	Citigroup Global Markets	AUD	447	337,000	338,311	1,311
Expiring 04/12/17	Citigroup Global Markets	AUD	302	227,000	228,340	1,340
Expiring 04/12/17	Citigroup Global Markets	AUD	246	184,000	186,329	2,329
Expiring 04/12/17	JPMorgan Chase	AUD	443	331,300	335,076	3,776
Expiring 04/12/17	UBS AG	AUD	629	475,000	476,605	1,605
Expiring 04/12/17	UBS AG	AUD	441	334,000	333,893	(107)
Expiring 04/28/17	Citigroup Global Markets	AUD	1,233	930,831	933,072	2,241
Expiring 04/28/17	Citigroup Global Markets	AUD	160	121,000	121,462	462
Expiring 04/28/17	UBS AG	AUD	202	152,000	152,513	513
Brazilian Real, Expiring 02/02/17	BNP Paribas	BRL	2,108	639,300	669,063	29,763
Expiring 02/02/17	Citigroup Global Markets	BRL	2,668	774,301	846,765	72,464
Expiring 02/02/17	Credit Suisse First Boston Corp.	BRL	21,033	6,054,174	6,674,750	620,576
Expiring 02/02/17	Goldman Sachs & Co.	BRL	5,812	1,664,159	1,844,459	180,300
Expiring 02/02/17	Goldman Sachs & Co.	BRL	3,233	952,130	1,026,128	73,998

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 02/02/17	Goldman Sachs & Co.	BRL	2,677	$796,489	$849,544	$53,055
Expiring 02/02/17	Goldman Sachs & Co.	BRL	1,723	537,874	546,904	9,030
Expiring 02/02/17	UBS AG	BRL	6,339	1,973,346	2,011,797	38,451
Expiring 04/04/17	Citigroup Global Markets	BRL	8,200	2,530,947	2,560,311	29,364
Expiring 04/04/17	Credit Suisse First Boston Corp.	BRL	7,795	2,429,142	2,433,888	4,746
Expiring 04/04/17	Goldman Sachs & Co.	BRL	864	272,000	269,822	(2,178)
Expiring 04/04/17	JPMorgan Chase	BRL	9,831	3,031,170	3,069,745	38,575
Expiring 04/04/17	Toronto Dominion	BRL	4,714	1,455,044	1,471,789	16,745
Expiring 04/28/17	Bank of America	BRL	300	93,000	93,099	99
Expiring 04/28/17	Credit Suisse First Boston Corp.	BRL	1,680	518,840	521,760	2,920
Expiring 04/28/17	Credit Suisse First Boston Corp.	BRL	610	171,428	189,583	18,155
Expiring 04/28/17	Goldman Sachs & Co.	BRL	236	74,000	73,458	(542)
Expiring 11/20/17	Citigroup Global Markets	BRL	5,658	1,368,320	1,682,864	314,544
British Pound, Expiring 04/27/17	Citigroup Global Markets	GBP	237	298,000	298,689	689
Expiring 04/27/17	Citigroup Global Markets	GBP	236	291,000	297,402	6,402
Expiring 04/27/17	UBS AG	GBP	535	671,000	674,495	3,495
Canadian Dollar, Expiring 04/12/17	Citigroup Global Markets	CAD	12,266	9,261,971	9,433,399	171,428
Expiring 04/12/17	Citigroup Global Markets	CAD	707	539,000	543,593	4,593
Expiring 04/12/17	Citigroup Global Markets	CAD	660	500,000	507,582	7,582
Expiring 04/12/17	Citigroup Global Markets	CAD	522	396,000	401,707	5,707
Expiring 04/12/17	Citigroup Global Markets	CAD	382	292,000	294,022	2,022
Expiring 04/12/17	Credit Suisse First Boston Corp.	CAD	869	662,600	668,407	5,807
Expiring 01/31/19	Citigroup Global Markets	CAD	4,291	3,334,000	3,313,917	(20,083)
Chilean Peso, Expiring 04/12/17	Citigroup Global Markets	CLP	167,987	256,000	257,821	1,821
Expiring 04/12/17	Citigroup Global Markets	CLP	136,448	208,000	209,415	1,415
Expiring 04/12/17	Goldman Sachs & Co.	CLP	376,162	578,000	577,321	(679)
Expiring 04/12/17	Goldman Sachs & Co.	CLP	69,584	104,795	106,795	2,000
Chinese Renminbi, Expiring 02/28/17	Citigroup Global Markets	CNH	708	102,000	102,750	750
Expiring 02/28/17	UBS AG	CNH	1,620	229,000	234,929	5,929
Expiring 02/28/17	UBS AG	CNH	594	84,000	86,137	2,137
Expiring 04/26/17	Citigroup Global Markets	CNH	6,716	973,056	970,198	(2,858)
Expiring 04/28/17	Citigroup Global Markets	CNH	664	96,000	95,897	(103)
Expiring 11/30/18	Morgan Stanley	CNH	703	94,000	99,111	5,111

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Czech Koruna, Expiring 04/12/17	Citigroup Global Markets	CZK	34,163	$1,368,009	$1,372,678	$4,669
Expiring 04/12/17	Citigroup Global Markets	CZK	3,471	139,000	139,475	475
Danish Krone, Expiring 04/21/17	UBS AG	DKK	1,194	173,269	174,003	734
Euro, Expiring 04/27/17	Citigroup Global Markets	EUR	2,962	3,190,930	3,210,454	19,524
Expiring 04/27/17	Citigroup Global Markets	EUR	299	323,000	324,465	1,465
Expiring 04/27/17	Goldman Sachs & Co.	EUR	1,672	1,792,395	1,811,814	19,419
Expiring 04/27/17	UBS AG	EUR	373	403,000	404,297	1,297
Expiring 04/28/17	Goldman Sachs & Co.	EUR	792	851,714	858,695	6,981
Expiring 04/28/17	UBS AG	EUR	171	183,000	185,105	2,105
Hungarian Forint, Expiring 04/21/17	Citigroup Global Markets	HUF	63,869	222,000	222,968	968
Indian Rupee, Expiring 03/08/17	Barclays Capital Group	INR	41,834	611,210	613,808	2,598
Expiring 03/08/17	Citigroup Global Markets	INR	71,668	1,049,000	1,051,535	2,535
Expiring 03/08/17	Citigroup Global Markets	INR	39,748	579,000	583,203	4,203
Expiring 03/08/17	Citigroup Global Markets	INR	32,286	469,000	473,712	4,712
Expiring 03/08/17	Citigroup Global Markets	INR	28,010	408,606	410,972	2,366
Expiring 03/08/17	Citigroup Global Markets	INR	20,371	298,000	298,895	895
Expiring 03/08/17	Hong Kong & Shanghai Bank	INR	135,125	1,973,346	1,982,602	9,256
Expiring 03/08/17	Hong Kong & Shanghai Bank	INR	71,155	1,041,802	1,044,014	2,212
Expiring 03/08/17	JPMorgan Chase	INR	28,601	418,000	419,642	1,642
Expiring 03/08/17	UBS AG	INR	152,692	2,225,664	2,240,349	14,685
Expiring 03/17/17	Barclays Capital Group	INR	152,692	2,226,930	2,237,497	10,567
Expiring 03/17/17	Citigroup Global Markets	INR	57,588	850,000	843,869	(6,131)
Expiring 03/17/17	Citigroup Global Markets	INR	53,631	785,000	785,895	895
Expiring 03/17/17	Citigroup Global Markets	INR	48,400	706,000	709,236	3,236
Expiring 03/17/17	Citigroup Global Markets	INR	45,360	662,000	664,695	2,695
Expiring 03/17/17	Citigroup Global Markets	INR	43,367	633,000	635,484	2,484
Expiring 03/17/17	Citigroup Global Markets	INR	28,729	419,000	420,982	1,982
Expiring 03/17/17	Citigroup Global Markets	INR	12,933	189,000	189,520	520
Expiring 03/17/17	Goldman Sachs & Co.	INR	21,619	316,000	316,791	791
Expiring 07/31/17	BNP Paribas	INR	6,514	93,547	93,779	232
Expiring 07/31/17	JPMorgan Chase	INR	96,648	1,360,000	1,391,468	31,468
Indonesian Rupiah, Expiring 03/20/17	Barclays Capital Group	IDR	6,517,916	488,908	485,937	(2,971)

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah (cont’d.), Expiring 03/20/17	Citigroup Global Markets	IDR	11,757,681	$864,217	$876,582	$12,365
Expiring 07/17/17	Citigroup Global Markets	IDR	65,808,903	4,821,165	4,840,640	19,475
Israeli Shekel, Expiring 04/21/17	Citigroup Global Markets	ILS	2,133	567,000	567,009	9
Expiring 04/21/17	Citigroup Global Markets	ILS	1,245	328,000	330,868	2,868
Japanese Yen, Expiring 04/27/17	Citigroup Global Markets	JPY	34,216	305,000	304,102	(898)
Expiring 04/27/17	Toronto Dominion	JPY	12,055,655	106,442,299	107,145,801	703,502
Expiring 04/28/17	JPMorgan Chase	JPY	14,670	128,000	130,386	2,386
Expiring 04/28/17	UBS AG	JPY	9,647	86,000	85,746	(254)
Malaysian Ringgit, Expiring 02/08/17	Barclays Capital Group	MYR	3,857	914,170	870,435	(43,735)
Expiring 02/08/17	Barclays Capital Group	MYR	3,709	838,979	837,029	(1,950)
Mexican Peso, Expiring 03/08/17	Bank of America	MXN	14,478	680,800	690,842	10,042
Expiring 03/08/17	Citigroup Global Markets	MXN	20,147	940,935	961,360	20,425
Expiring 03/08/17	Citigroup Global Markets	MXN	9,410	455,000	449,051	(5,949)
Expiring 03/08/17	Citigroup Global Markets	MXN	8,432	392,000	402,342	10,342
Expiring 03/08/17	Goldman Sachs & Co.	MXN	24,421	1,118,868	1,165,334	46,466
Expiring 03/08/17	Goldman Sachs & Co.	MXN	19,370	941,925	924,320	(17,605)
Expiring 03/08/17	Hong Kong & Shanghai Bank	MXN	5,800	276,083	276,765	682
Expiring 03/08/17	JPMorgan Chase	MXN	41,300	1,934,946	1,970,760	35,814
Expiring 03/08/17	UBS AG	MXN	10,674	513,000	509,341	(3,659)
Expiring 04/28/17	Bank of America	MXN	2,635	123,703	124,786	1,083
Expiring 04/28/17	UBS AG	MXN	2,057	96,000	97,431	1,431
Expiring 07/31/17	Morgan Stanley	MXN	4,282	200,000	199,916	(84)
Expiring 09/29/17	Citigroup Global Markets	MXN	41,685	1,938,000	1,928,411	(9,589)
New Taiwanese Dollar, Expiring 03/08/17	BNP Paribas	TWD	13,987	448,601	446,644	(1,957)
Expiring 03/08/17	Citigroup Global Markets	TWD	95,867	3,016,198	3,061,215	45,017
Expiring 03/08/17	Citigroup Global Markets	TWD	31,703	980,000	1,012,339	32,339
Expiring 03/08/17	Citigroup Global Markets	TWD	30,150	934,000	962,733	28,733
Expiring 03/08/17	Citigroup Global Markets	TWD	28,099	885,000	897,248	12,248
Expiring 03/08/17	Goldman Sachs & Co.	TWD	46,791	1,446,400	1,494,129	47,729
New Zealand Dollar, Expiring 04/12/17	Bank of America	NZD	2,347	1,644,455	1,718,014	73,559
Expiring 04/12/17	Citigroup Global Markets	NZD	2,125	1,514,300	1,556,069	41,769
Expiring 04/12/17	Citigroup Global Markets	NZD	1,807	1,271,749	1,322,982	51,233
Expiring 04/12/17	Citigroup Global Markets	NZD	845	609,000	618,750	9,750

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar (cont’d.), Expiring 04/12/17	Citigroup Global Markets	NZD	774	$562,000	$566,900	$4,900
Expiring 04/12/17	Citigroup Global Markets	NZD	750	532,000	549,080	17,080
Expiring 04/12/17	Citigroup Global Markets	NZD	658	472,000	481,987	9,987
Expiring 04/12/17	Citigroup Global Markets	NZD	355	260,000	260,155	155
Expiring 04/12/17	Goldman Sachs & Co.	NZD	3,247	2,325,400	2,377,130	51,730
Norwegian Krone, Expiring 04/21/17	Goldman Sachs & Co.	NOK	5,662	681,100	686,962	5,862
Expiring 04/21/17	JPMorgan Chase	NOK	11,002	1,315,199	1,334,729	19,530
Peruvian Nuevo Sol, Expiring 03/15/17	Citigroup Global Markets	PEN	1,888	559,513	574,763	15,250
Expiring 04/27/17	Citigroup Global Markets	PEN	2,014	591,263	610,497	19,234
Expiring 04/27/17	Citigroup Global Markets	PEN	1,026	301,190	310,851	9,661
Expiring 04/27/17	Goldman Sachs & Co.	PEN	5,665	1,669,337	1,716,810	47,473
Philippine Peso, Expiring 02/02/17	Barclays Capital Group	PHP	74,035	1,488,141	1,487,692	(449)
Expiring 04/12/17	Barclays Capital Group	PHP	166,280	3,331,600	3,334,295	2,695
Expiring 04/12/17	UBS AG	PHP	16,422	328,943	329,308	365
Russian Ruble, Expiring 02/07/17	Bank of America	RUB	239,412	3,710,257	3,973,704	263,447
Expiring 02/07/17	Bank of America	RUB	98,996	1,644,455	1,643,117	(1,338)
Expiring 02/07/17	Bank of America	RUB	49,420	751,059	820,257	69,198
Expiring 02/07/17	Bank of America	RUB	44,468	675,724	738,077	62,353
Expiring 02/07/17	Citigroup Global Markets	RUB	39,037	616,600	647,927	31,327
Expiring 02/07/17	Citigroup Global Markets	RUB	11,823	191,000	196,232	5,232
Expiring 02/07/17	Goldman Sachs & Co.	RUB	85,930	1,344,762	1,426,252	81,490
Expiring 02/07/17	Goldman Sachs & Co.	RUB	72,668	1,146,822	1,206,134	59,312
Expiring 02/07/17	Goldman Sachs & Co.	RUB	17,689	296,001	293,598	(2,403)
Expiring 02/07/17	Goldman Sachs & Co.	RUB	12,592	207,000	208,996	1,996
Expiring 02/17/17	UBS AG	RUB	140,926	2,172,100	2,333,834	161,734
Singapore Dollar, Expiring 03/16/17	Bank of America	SGD	3,400	2,360,589	2,413,214	52,625
Expiring 03/16/17	Bank of America	SGD	1,333	933,600	945,937	12,337
Expiring 03/16/17	Citigroup Global Markets	SGD	4,866	3,356,943	3,453,678	96,735
Expiring 03/16/17	Citigroup Global Markets	SGD	1,308	921,426	928,576	7,150
Expiring 03/16/17	Citigroup Global Markets	SGD	1,258	876,000	893,135	17,135
Expiring 03/16/17	Citigroup Global Markets	SGD	1,067	749,000	757,117	8,117
Expiring 03/16/17	Citigroup Global Markets	SGD	570	402,000	404,273	2,273
Expiring 03/16/17	Citigroup Global Markets	SGD	434	306,000	307,969	1,969
Expiring 03/16/17	Citigroup Global Markets	SGD	394	278,000	279,651	1,651
Expiring 03/16/17	Citigroup Global Markets	SGD	319	222,000	226,215	4,215

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 03/16/17	Goldman Sachs & Co.	SGD	2,433	$1,678,471	$1,726,922	$48,451
Expiring 03/16/17	JPMorgan Chase	SGD	6,040	4,167,700	4,287,117	119,417
South African Rand, Expiring 04/07/17	Citigroup Global Markets	ZAR	6,340	463,800	464,946	1,146
Expiring 04/07/17	Citigroup Global Markets	ZAR	4,225	309,200	309,856	656
Expiring 04/07/17	Goldman Sachs & Co.	ZAR	6,550	467,964	480,375	12,411
Expiring 04/07/17	Goldman Sachs & Co.	ZAR	5,222	376,832	382,938	6,106
Expiring 04/07/17	JPMorgan Chase	ZAR	31,894	2,302,237	2,338,931	36,694
Expiring 04/28/17	Citigroup Global Markets	ZAR	1,576	117,000	115,164	(1,836)
Expiring 04/28/17	JPMorgan Chase	ZAR	18,121	1,323,931	1,323,937	6
South Korean Won, Expiring 03/08/17	Citigroup Global Markets	KRW	579,363	494,000	498,720	4,720
Expiring 03/21/17	Bank of America	KRW	2,963,291	2,538,325	2,551,062	12,737
Expiring 03/21/17	Barclays Capital Group	KRW	317,233	270,400	273,102	2,702
Expiring 03/21/17	Citigroup Global Markets	KRW	804,958	687,000	692,979	5,979
Expiring 03/21/17	Citigroup Global Markets	KRW	803,689	682,000	691,886	9,886
Expiring 03/21/17	Citigroup Global Markets	KRW	705,414	606,000	607,283	1,283
Expiring 03/21/17	Citigroup Global Markets	KRW	414,214	346,000	356,592	10,592
Expiring 03/21/17	Citigroup Global Markets	KRW	363,652	311,000	313,064	2,064
Expiring 03/21/17	Citigroup Global Markets	KRW	345,200	294,000	297,179	3,179
Expiring 03/21/17	UBS AG	KRW	2,382,630	1,970,500	2,051,178	80,678
Expiring 04/28/17	Barclays Capital Group	KRW	97,699	84,000	84,127	127
Swedish Krona, Expiring 04/21/17	Bank of America	SEK	14,696	1,656,430	1,687,048	30,618
Expiring 04/21/17	UBS AG	SEK	24,330	2,765,852	2,792,918	27,066
Expiring 04/21/17	UBS AG	SEK	14,586	1,658,463	1,674,383	15,920
Thai Baht, Expiring 02/17/17	Citigroup Global Markets	THB	92,475	2,600,488	2,625,970	25,482
Expiring 02/17/17	Citigroup Global Markets	THB	6,837	194,000	194,136	136
Turkish Lira, Expiring 02/08/17	Citigroup Global Markets	TRY	6,245	1,729,800	1,651,850	(77,950)
Expiring 02/08/17	Citigroup Global Markets	TRY	3,640	1,006,940	962,768	(44,172)
Expiring 02/08/17	Citigroup Global Markets	TRY	1,756	464,000	464,378	378
Expiring 02/08/17	Citigroup Global Markets	TRY	1,564	412,000	413,581	1,581
Expiring 02/08/17	Citigroup Global Markets	TRY	1,189	343,000	314,475	(28,525)
Expiring 02/08/17	Citigroup Global Markets	TRY	839	222,000	221,933	(67)
Expiring 02/08/17	Citigroup Global Markets	TRY	801	208,000	211,755	3,755
Expiring 02/08/17	Goldman Sachs & Co.	TRY	4,604	1,212,225	1,217,577	5,352

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 02/08/17	Goldman Sachs & Co.	TRY	4,593	$1,212,225	$1,214,755	$2,530
Expiring 02/08/17	Goldman Sachs & Co.	TRY	1,931	509,672	510,790	1,118
Expiring 02/08/17	UBS AG	TRY	2,161	639,205	571,596	(67,609)
Expiring 02/08/17	UBS AG	TRY	657	174,000	173,837	(163)
Expiring 04/28/17	Citigroup Global Markets	TRY	1,272	320,022	329,165	9,143
Expiring 04/28/17	UBS AG	TRY	275	71,000	71,086	86
Expiring 09/29/17	BNP Paribas	TRY	1,285	384,000	319,154	(64,846)
Expiring 11/30/18	Credit Suisse First Boston Corp.	TRY	4,298	1,000,000	956,148	(43,852)

				$290,058,421	$294,378,599	4,320,178

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/12/17	Bank of America	AUD	2,722	$2,045,550	$2,060,825	$(15,275)
Expiring 04/12/17	Citigroup Global Markets	AUD	742	557,727	561,623	(3,896)
Expiring 04/12/17	Citigroup Global Markets	AUD	221	166,000	167,140	(1,140)
Expiring 04/12/17	Citigroup Global Markets	AUD	203	153,000	153,588	(588)
Expiring 04/12/17	Goldman Sachs & Co.	AUD	1,966	1,477,773	1,488,689	(10,916)
Expiring 04/12/17	JPMorgan Chase	AUD	5,320	4,011,000	4,027,901	(16,901)
Expiring 04/12/17	UBS AG	AUD	7,716	5,694,744	5,842,057	(147,313)
Expiring 04/28/17	JPMorgan Chase	AUD	155	117,000	117,469	(469)
Expiring 04/28/17	UBS AG	AUD	94	71,000	70,927	73
Brazilian Real, Expiring 02/02/17	Citigroup Global Markets	BRL	8,200	2,572,071	2,602,190	(30,119)
Expiring 02/02/17	Citigroup Global Markets	BRL	3,135	886,761	994,796	(108,035)
Expiring 02/02/17	Citigroup Global Markets	BRL	1,038	302,000	329,343	(27,343)
Expiring 02/02/17	Credit Suisse First Boston Corp.	BRL	7,795	2,469,077	2,473,700	(4,623)
Expiring 02/02/17	Goldman Sachs & Co.	BRL	3,140	886,761	996,484	(109,723)
Expiring 02/02/17	JPMorgan Chase	BRL	9,831	3,080,463	3,119,957	(39,494)
Expiring 02/02/17	Toronto Dominion	BRL	4,714	1,478,781	1,495,863	(17,082)
Expiring 02/02/17	UBS AG	BRL	7,742	2,358,000	2,457,076	(99,076)
Expiring 11/20/17	Morgan Stanley	BRL	5,658	1,200,000	1,682,864	(482,864)
Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	3,334	857,143	954,297	(97,154)
Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	2,927	813,000	837,672	(24,672)
British Pound, Expiring 04/27/17	Citigroup Global Markets	GBP	8,876	11,223,452	11,188,443	35,009
Expiring 04/27/17	Hong Kong & Shanghai Bank	GBP	327	412,958	412,557	401
Expiring 04/27/17	UBS AG	GBP	1,769	2,209,919	2,229,652	(19,733)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar, Expiring 04/12/17	Barclays Capital Group	CAD	3,164	$2,367,957	$2,433,301	$(65,344)
Expiring 04/12/17	Barclays Capital Group	CAD	3,123	2,361,350	2,401,451	(40,101)
Expiring 04/12/17	Citigroup Global Markets	CAD	3,090	2,325,400	2,376,756	(51,356)
Expiring 04/12/17	Citigroup Global Markets	CAD	463	348,000	355,735	(7,735)
Expiring 04/12/17	Citigroup Global Markets	CAD	444	340,000	341,262	(1,262)
Expiring 04/12/17	Citigroup Global Markets	CAD	369	282,000	283,641	(1,641)
Expiring 04/12/17	Citigroup Global Markets	CAD	277	211,000	213,056	(2,056)
Expiring 04/12/17	JPMorgan Chase	CAD	419	319,547	322,427	(2,880)
Expiring 04/12/17	UBS AG	CAD	356	269,000	274,081	(5,081)
Chilean Peso, Expiring 02/15/17	Bank of America	CLP	191,574	290,457	295,087	(4,630)
Expiring 02/15/17	Citigroup Global Markets	CLP	2,031,041	3,054,656	3,128,471	(73,815)
Expiring 03/13/17	Citigroup Global Markets	CLP	1,012,968	1,543,452	1,557,630	(14,178)
Expiring 03/13/17	JPMorgan Chase	CLP	1,012,968	1,543,475	1,557,630	(14,155)
Colombian Peso, Expiring 04/12/17	Citigroup Global Markets	COP	3,622,916	1,220,864	1,224,165	(3,301)
Expiring 04/12/17	Citigroup Global Markets	COP	1,148,746	379,124	388,155	(9,031)
Expiring 04/12/17	Citigroup Global Markets	COP	619,541	204,132	209,340	(5,208)
Expiring 04/12/17	Citigroup Global Markets	COP	221,270	72,906	74,766	(1,860)
Czech Koruna, Expiring 04/12/17	Citigroup Global Markets	CZK	10,866	433,000	436,581	(3,581)
Euro, Expiring 04/12/17	Citigroup Global Markets	EUR	6,417	6,747,236	6,950,173	(202,937)
Expiring 04/27/17	Citigroup Global Markets	EUR	610	656,000	661,308	(5,308)
Expiring 04/27/17	Citigroup Global Markets	EUR	473	509,672	512,434	(2,762)
Expiring 04/27/17	Citigroup Global Markets	EUR	468	508,000	507,495	505
Expiring 04/27/17	Citigroup Global Markets	EUR	177	190,000	191,940	(1,940)
Expiring 04/27/17	Goldman Sachs & Co.	EUR	11,597	12,491,047	12,568,103	(77,056)
Expiring 04/27/17	Goldman Sachs & Co.	EUR	2,949	3,178,551	3,196,352	(17,801)
Expiring 04/27/17	Morgan Stanley	EUR	1,553	1,667,626	1,683,573	(15,947)
Expiring 04/27/17	UBS AG	EUR	718	771,000	778,482	(7,482)
Expiring 04/28/17	UBS AG	EUR	79	85,000	85,825	(825)
Hungarian Forint, Expiring 04/21/17	Citigroup Global Markets	HUF	785,487	2,731,700	2,742,128	(10,428)
Indian Rupee, Expiring 03/08/17	Goldman Sachs & Co.	INR	80,338	1,167,200	1,178,755	(11,555)
Expiring 03/08/17	JPMorgan Chase	INR	107,419	1,570,915	1,576,094	(5,179)
Expiring 07/31/17	JPMorgan Chase	INR	103,387	1,479,279	1,488,482	(9,203)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah, Expiring 03/20/17	Citigroup Global Markets	IDR	4,239,140	$316,000	$316,045	$(45)
Expiring 03/20/17	Citigroup Global Markets	IDR	4,005,120	298,000	298,598	(598)
Expiring 03/20/17	UBS AG	IDR	18,779,552	1,376,800	1,400,091	(23,291)
Expiring 11/30/17	Morgan Stanley	IDR	43,041,375	2,925,000	3,105,866	(180,866)
Israeli Shekel, Expiring 04/21/17	Goldman Sachs & Co.	ILS	12,153	3,194,909	3,230,988	(36,079)
Japanese Yen, Expiring 04/27/17	Citigroup Global Markets	JPY	58,342	509,000	518,525	(9,525)
Expiring 04/27/17	Citigroup Global Markets	JPY	22,113	193,000	196,529	(3,529)
Expiring 04/27/17	Goldman Sachs & Co.	JPY	192,482	1,702,795	1,710,702	(7,907)
Expiring 04/27/17	Toronto Dominion	JPY	295,610	2,609,778	2,627,266	(17,488)
Expiring 04/28/17	Citigroup Global Markets	JPY	14,375	127,000	127,763	(763)
Expiring 04/28/17	JPMorgan Chase	JPY	101,654	886,691	903,498	(16,807)
Expiring 04/28/17	UBS AG	JPY	19,737	174,000	175,424	(1,424)
Malaysian Ringgit, Expiring 02/08/17	Bank of America	MYR	554	122,867	124,938	(2,071)
Expiring 02/08/17	JPMorgan Chase	MYR	6,637	1,496,418	1,497,668	(1,250)
Mexican Peso, Expiring 03/08/17	Citigroup Global Markets	MXN	68,478	3,135,096	3,267,659	(132,563)
Expiring 03/08/17	Hong Kong & Shanghai Bank	MXN	7,248	340,400	345,867	(5,467)
Expiring 03/08/17	UBS AG	MXN	18,519	878,000	883,682	(5,682)
Expiring 09/29/17	Citigroup Global Markets	MXN	43,925	2,153,000	2,032,038	120,962
Expiring 01/31/19	Morgan Stanley	MXN	42,503	1,834,000	1,838,323	(4,323)
New Taiwanese Dollar, Expiring 03/08/17	Bank of America	TWD	80,935	2,530,639	2,584,409	(53,770)
Expiring 03/08/17	Citigroup Global Markets	TWD	51,151	1,584,108	1,633,346	(49,238)
Expiring 03/08/17	Citigroup Global Markets	TWD	27,211	867,000	868,894	(1,894)
Expiring 03/08/17	Citigroup Global Markets	TWD	21,973	686,000	701,627	(15,627)
Expiring 03/08/17	Citigroup Global Markets	TWD	20,733	657,000	662,044	(5,044)
Expiring 03/08/17	Citigroup Global Markets	TWD	17,740	553,000	566,480	(13,480)
Expiring 03/08/17	Citigroup Global Markets	TWD	16,629	534,000	530,989	3,011
Expiring 03/08/17	Citigroup Global Markets	TWD	16,167	517,000	516,231	769
Expiring 03/08/17	Citigroup Global Markets	TWD	15,863	506,000	506,540	(540)
Expiring 03/08/17	Citigroup Global Markets	TWD	15,807	499,000	504,743	(5,743)
Expiring 03/08/17	Citigroup Global Markets	TWD	11,268	359,000	359,819	(819)
Expiring 03/08/17	Citigroup Global Markets	TWD	10,596	335,000	338,353	(3,353)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 03/08/17	Citigroup Global Markets	TWD	7,740	$245,000	$247,139	$(2,139)
Expiring 03/08/17	Citigroup Global Markets	TWD	5,981	190,000	190,991	(991)
Expiring 03/08/17	Goldman Sachs & Co.	TWD	13,089	416,000	417,945	(1,945)
Expiring 03/08/17	JPMorgan Chase	TWD	50,977	1,585,585	1,627,781	(42,196)
Expiring 03/08/17	JPMorgan Chase	TWD	32,458	1,026,000	1,036,432	(10,432)
Expiring 03/08/17	UBS AG	TWD	60,693	1,901,400	1,938,036	(36,636)
New Zealand Dollar, Expiring 04/12/17	Bank of America	NZD	25,047	17,915,904	18,338,009	(422,105)
Expiring 04/12/17	Citigroup Global Markets	NZD	361	252,000	264,255	(12,255)
Expiring 04/12/17	Citigroup Global Markets	NZD	240	172,000	175,988	(3,988)
Expiring 04/12/17	Citigroup Global Markets	NZD	188	135,000	137,676	(2,676)
Expiring 04/12/17	Goldman Sachs & Co.	NZD	1,996	1,389,177	1,461,211	(72,034)
Expiring 04/12/17	Hong Kong & Shanghai Bank	NZD	13,757	9,769,221	10,072,189	(302,968)
Norwegian Krone, Expiring 04/21/17	Citigroup Global Markets	NOK	2,365	283,000	286,960	(3,960)
Expiring 04/21/17	Citigroup Global Markets	NOK	2,319	282,000	281,320	680
Expiring 04/21/17	JPMorgan Chase	NOK	3,151	379,000	382,330	(3,330)
Expiring 04/21/17	UBS AG	NOK	2,751	331,000	333,700	(2,700)
Peruvian Nuevo Sol, Expiring 04/27/17	Citigroup Global Markets	PEN	2,062	622,000	624,891	(2,891)
Expiring 04/27/17	Citigroup Global Markets	PEN	874	262,000	264,925	(2,925)
Expiring 04/27/17	Citigroup Global Markets	PEN	872	262,000	264,369	(2,369)
Philippine Peso, Expiring 02/02/17	Citigroup Global Markets	PHP	74,035	1,517,110	1,487,692	29,418
Expiring 04/12/17	Barclays Capital Group	PHP	74,035	1,479,515	1,484,569	(5,054)
Expiring 04/12/17	Citigroup Global Markets	PHP	50,928	1,014,000	1,021,225	(7,225)
Expiring 04/12/17	Citigroup Global Markets	PHP	34,691	691,943	695,625	(3,682)
Expiring 04/12/17	Citigroup Global Markets	PHP	32,073	643,000	643,133	(133)
Expiring 04/12/17	Citigroup Global Markets	PHP	28,977	573,000	581,047	(8,047)
Expiring 04/12/17	Citigroup Global Markets	PHP	26,687	533,000	535,141	(2,141)
Expiring 04/12/17	Citigroup Global Markets	PHP	14,732	293,000	295,411	(2,411)
Expiring 04/12/17	Goldman Sachs & Co.	PHP	41,199	822,000	826,126	(4,126)
Expiring 04/12/17	Goldman Sachs & Co.	PHP	28,799	573,000	577,485	(4,485)
Polish Zloty, Expiring 04/21/17	Barclays Capital Group	PLN	1,650	403,968	411,419	(7,451)
Russian Ruble, Expiring 02/07/17	Bank of America	RUB	136,611	2,235,500	2,267,446	(31,946)
Expiring 02/07/17	Bank of America	RUB	128,460	2,132,025	2,132,148	(123)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 02/07/17	Bank of America	RUB	127,686	$2,064,940	$2,119,297	$(54,357)
Expiring 02/07/17	Bank of America	RUB	113,240	1,884,720	1,879,530	5,190
Singapore Dollar, Expiring 03/16/17	Citigroup Global Markets	SGD	12,362	8,528,755	8,774,492	(245,737)
Expiring 03/16/17	Citigroup Global Markets	SGD	3,301	2,320,950	2,343,301	(22,351)
Expiring 03/16/17	Citigroup Global Markets	SGD	2,584	1,811,852	1,834,348	(22,496)
Expiring 03/16/17	Citigroup Global Markets	SGD	2,250	1,564,350	1,597,292	(32,942)
Expiring 03/16/17	Citigroup Global Markets	SGD	1,126	775,000	799,192	(24,192)
Expiring 03/16/17	Citigroup Global Markets	SGD	789	556,246	560,122	(3,876)
Expiring 03/16/17	Hong Kong & Shanghai Bank	SGD	674	468,502	478,155	(9,653)
Expiring 03/16/17	UBS AG	SGD	711	490,000	504,799	(14,799)
South African Rand, Expiring 04/07/17	Citigroup Global Markets	ZAR	5,117	369,000	375,263	(6,263)
Expiring 04/07/17	Citigroup Global Markets	ZAR	3,674	268,000	269,463	(1,463)
Expiring 11/10/17	Credit Suisse First Boston Corp.	ZAR	14,269	740,000	1,005,559	(265,559)
Expiring 11/10/17	Credit Suisse First Boston Corp.	ZAR	7,157	450,000	504,394	(54,394)
Expiring 11/30/18	Credit Suisse First Boston Corp.	ZAR	12,230	781,000	805,674	(24,674)
South Korean Won, Expiring 03/21/17	Bank of America	KRW	1,866,110	1,569,875	1,606,512	(36,637)
Expiring 03/21/17	Citigroup Global Markets	KRW	754,497	623,000	649,537	(26,537)
Expiring 03/21/17	Citigroup Global Markets	KRW	618,492	518,000	532,452	(14,452)
Expiring 03/21/17	Citigroup Global Markets	KRW	503,214	416,000	433,211	(17,211)
Expiring 03/21/17	JPMorgan Chase	KRW	529,144	439,000	455,534	(16,534)
Expiring 04/28/17	BNP Paribas	KRW	181,591	156,322	156,366	(44)
Expiring 07/31/18	Bank of America	KRW	666,678	585,576	580,179	5,397
Swedish Krona, Expiring 04/21/17	Citigroup Global Markets	SEK	1,793	200,000	205,797	(5,797)
Expiring 04/21/17	Citigroup Global Markets	SEK	1,401	158,000	160,863	(2,863)
Swiss Franc, Expiring 04/27/17	Citigroup Global Markets	CHF	9,196	9,249,775	9,339,558	(89,783)
Thai Baht, Expiring 02/17/17	Citigroup Global Markets	THB	57,634	1,633,385	1,636,614	(3,229)
Expiring 02/17/17	Citigroup Global Markets	THB	22,931	649,000	651,160	(2,160)
Turkish Lira, Expiring 02/08/17	Bank of America	TRY	6,139	1,644,455	1,623,705	20,750
Expiring 02/08/17	Barclays Capital Group	TRY	1,282	376,000	339,015	36,985

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 02/08/17	Citigroup Global Markets	TRY	2,586	$681,100	$684,026	$(2,926)
Expiring 02/08/17	Citigroup Global Markets	TRY	2,281	644,254	603,187	41,067
Expiring 02/08/17	Citigroup Global Markets	TRY	806	223,000	213,226	9,774
Expiring 02/08/17	Citigroup Global Markets	TRY	789	219,000	208,729	10,271
Expiring 02/08/17	Goldman Sachs & Co.	TRY	5,286	1,485,592	1,397,968	87,624
Expiring 02/08/17	Goldman Sachs & Co.	TRY	4,742	1,344,762	1,254,098	90,664
Expiring 02/08/17	Goldman Sachs & Co.	TRY	4,264	1,250,748	1,127,745	123,003
Expiring 02/08/17	Goldman Sachs & Co.	TRY	3,364	941,925	889,706	52,219
Expiring 02/08/17	Goldman Sachs & Co.	TRY	929	270,764	245,799	24,965
Expiring 02/08/17	Goldman Sachs & Co.	TRY	732	214,858	193,689	21,169
Expiring 02/08/17	Goldman Sachs & Co.	TRY	615	161,147	162,592	(1,445)
Expiring 03/06/17	Credit Suisse First Boston Corp.	TRY	3,245	1,007,270	852,373	154,897
Expiring 04/28/17	UBS AG	TRY	1,221	308,000	315,978	(7,978)
Expiring 09/29/17	Morgan Stanley	TRY	1,550	489,200	385,151	104,049
Expiring 11/09/17	Credit Suisse First Boston Corp.	TRY	1,532	420,000	376,499	43,501
Expiring 11/09/17	Credit Suisse First Boston Corp.	TRY	1,475	425,000	362,392	62,608
Expiring 11/30/18	BNP Paribas	TRY	10,110	2,247,366	2,249,105	(1,739)
Expiring 11/30/18	BNP Paribas	TRY	2,664	727,000	592,744	134,256

				$234,946,264	$238,275,742	(3,329,478)

						$990,700

Cross currency exchange contracts outstanding at January 31, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
02/24/17	Buy	TRY	1,521	EUR	414	$(46,698)	BNP Paribas
02/24/17	Buy	EUR	591	TRY	2,439	(3,933)	JPMorgan Chase
03/08/17	Buy	MXN	10,229	EUR	444	7,856	Citigroup Global Markets
03/09/17	Buy	MXN	19,168	EUR	877	(33,524)	Hong Kong & Shanghai Bank
03/09/17	Buy	MXN	19,187	EUR	877	(32,625)	Barclays Capital Group
04/07/17	Buy	ZAR	4,235	EUR	290	(3,045)	Citigroup Global Markets
04/12/17	Buy	AUD	2,247	EUR	1,570	517	JPMorgan Chase
04/12/17	Buy	CAD	2,164	NZD	2,356	(60,735)	Bank of America
04/12/17	Buy	CZK	83,530	EUR	3,114	(15,993)	JPMorgan Chase
04/12/17	Buy	GBP	932	CAD	1,550	(17,006)	Goldman Sachs & Co.
04/12/17	Buy	AUD	1,352	GBP	813	(784)	UBS AG
04/12/17	Buy	AUD	1,350	GBP	813	(2,409)	UBS AG
04/21/17	Buy	NOK	11,396	GBP	1,093	4,776	Goldman Sachs & Co.
04/21/17	Buy	NOK	14,256	EUR	1,600	(4,277)	Bank of America
04/21/17	Buy	EUR	508	PLN	2,208	(824)	Citigroup Global Markets
04/21/17	Buy	HUF	273,551	EUR	882	(1,115)	Citigroup Global Markets
04/27/17	Buy	CHF	1,545	EUR	1,449	(745)	Citigroup Global Markets
04/27/17	Buy	CHF	1,545	JPY	177,381	(7,413)	Citigroup Global Markets
04/27/17	Buy	CHF	1,526	EUR	1,432	(2,987)	JPMorgan Chase
04/27/17	Buy	EUR	1,591	JPY	195,715	(15,318)	Bank of America

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (cont’d.):
04/27/17	Buy	EUR	1,142	GBP	975	$8,655	Goldman Sachs & Co.
04/27/17	Buy	GBP	2,178	EUR	2,526	7,011	Bank of America
04/28/17	Buy	TRY	510	EUR	148	(28,097)	Credit Suisse First Boston Corp.
06/20/17	Buy	AUD	1,495	JPY	110,735	143,413	Citigroup Global Markets
06/20/17	Buy	JPY	202,716	AUD	2,533	(108,440)	Morgan Stanley
12/29/17	Buy	AUD	955	JPY	75,302	40,870	Morgan Stanley
06/29/18	Buy	EUR	886	TRY	3,420	194,512	Credit Suisse First Boston Corp.
06/29/18	Buy	TRY	4,928	EUR	1,094	(76,199)	Credit Suisse First Boston Corp.

						$(54,557)

Credit default swap agreements outstanding at January 31, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)(h):
Ameriquest Home Equity	02/28/17	1.500%	143	$185	$—	$185	Goldman Sachs & Co.
Ameriquest Home Equity	02/28/17	1.500%	95	122	—	122	Goldman Sachs & Co.
Ameriquest Home Equity	02/28/17	1.500%	99	127	—	127	Goldman Sachs & Co.
Ameriquest Home Equity	02/28/17	1.500%	75	97	—	97	Goldman Sachs & Co.
Ameriquest Home Equity	02/28/17	1.500%	149	193	—	193	Goldman Sachs & Co.
Ameriquest Home Equity	02/28/17	1.500%	69	89	—	89	Goldman Sachs & Co.
Bank of America Prime Mortgage	02/28/17	1.500%	317	410	—	410	Goldman Sachs & Co.
BSABS	02/28/17	1.500%	65	84	—	84	Goldman Sachs & Co.
BSABS	02/28/17	1.500%	234	302	—	302	Goldman Sachs & Co.
Chase Mortgage	02/28/17	1.500%	89	115	—	115	Goldman Sachs & Co.
Chase Mortgage	02/28/17	1.500%	231	298	—	298	Goldman Sachs & Co.
Chase Mortgage	02/28/17	1.500%	230	297	—	297	Goldman Sachs & Co.
COMM Mortgage Trust	02/22/17	1.500%	206	275	—	275	Goldman Sachs & Co.
COMM Mortgage Trust	02/22/17	1.500%	225	300	—	300	Goldman Sachs & Co.
COMM Mortgage Trust	02/22/17	1.500%	112	149	—	149	Goldman Sachs & Co.
COMM Mortgage Trust	02/22/17	1.500%	28	37	—	37	Goldman Sachs & Co.
COMM Mortgage Trust	02/22/17	1.500%	26	35	—	35	Goldman Sachs & Co.
COMM Mortgage Trust	02/22/17	1.500%	53	71	—	71	Goldman Sachs & Co.
COMM Mortgage Trust	02/22/17	1.500%	47	63	—	63	Goldman Sachs & Co.
COMM Mortgage Trust	02/22/17	1.500%	32	43	—	43	Goldman Sachs & Co.
Countrywide Home Equity	02/28/17	1.500%	85	110	—	110	Goldman Sachs & Co.
Countrywide Home Equity	02/28/17	1.500%	96	124	—	124	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	02/02/17	1.500%	131	174	—	174	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	02/02/17	1.500%	42	56	—	56	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	02/02/17	1.500%	489	649	—	649	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/22/17	1.500%	200	267	—	267	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/22/17	1.500%	76	101	—	101	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/22/17	1.500%	43	57	—	57	Goldman Sachs & Co.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)(h)(cont’d.):
GS Mortgage Securities Trust	02/22/17	1.500%	49	$65	$—	$65	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/22/17	1.500%	112	149	—	149	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/22/17	1.500%	30	40	—	40	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/22/17	1.500%	89	119	—	119	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/22/17	1.500%	55	73	—	73	Goldman Sachs & Co.
GSAMP Home Equity	02/28/17	1.500%	95	123	—	123	Goldman Sachs & Co.
IndyMac Subprime Mortgage	02/28/17	1.500%	79	103	—	103	Goldman Sachs & Co.
IndyMac Subprime Mortgage	02/28/17	1.500%	209	270	—	270	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	02/22/17	1.500%	106	141	—	141	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	02/22/17	1.500%	30	40	—	40	Goldman Sachs & Co.
Lehman Home Equity	02/28/17	1.500%	182	235	—	235	Goldman Sachs & Co.
LNR CDO Ltd.	02/13/17	1.500%	837	1,219	(35)	1,254	Goldman Sachs & Co.
Long Beach Home Equity	02/28/17	1.500%	173	223	—	223	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/22/17	1.500%	219	292	—	292	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/22/17	1.500%	30	40	—	40	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/22/17	1.500%	41	55	—	55	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/22/17	1.500%	47	63	—	63	Goldman Sachs & Co.
Morgan Stanley Home Equity	02/28/17	1.500%	75	96	—	96	Goldman Sachs & Co.
New Century Home Equity	02/28/17	1.500%	85	109	—	109	Goldman Sachs & Co.
New Century Home Equity	02/28/17	1.500%	99	128	—	128	Goldman Sachs & Co.
New Century Home Equity	02/28/17	1.500%	101	131	—	131	Goldman Sachs & Co.
New Century Home Equity	02/28/17	1.500%	163	211	—	211	Goldman Sachs & Co.
Option One Home Equity	02/28/17	1.500%	306	395	—	395	Goldman Sachs & Co.
UBS Barclays Commercial Mortgage Trust	02/22/17	1.500%	22	29	—	29	Goldman Sachs & Co.
Wells Fargo Home Equity	02/28/17	1.500%	64	82	—	82	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	02/22/17	1.500%	26	35	—	35	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	02/22/17	1.500%	30	40	—	40	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	02/22/17	1.500%	55	73	—	73	Goldman Sachs & Co.

				$9,409	$(35)	$9,444

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2017(5)	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Anadarko Petroleum Corp.	06/20/21	1.000%	1,050	1.012%	$(79,160)	$(964)	$78,196
Barrick Gold Corp.	06/20/21	1.000%	1,000	1.043%	(25,999)	(3,315)	22,684
CIT Group, Inc.	06/20/18	5.000%	1,000	0.490%	63,919	61,906	(2,013)
Devon Energy Corp.	06/20/20	1.000%	800	0.740%	(66,023)	6,393	72,416
Ford Motor Co.	06/20/21	5.000%	2,000	1.189%	347,911	304,434	(43,477)
Viacom, Inc.	06/20/20	1.000%	1,500	1.043%	42	13,553	13,511

					$240,690	$382,007	$141,317

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2017(5)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Buy Protection(1):
Assured Guaranty Corp.	09/20/20	5.000%	300	1.023%	$(43,600)	$(16,608)	$(26,992)	Credit Suisse First Boston Corp.
Bank of China Ltd.	06/20/21	1.000%	1,900	1.177%	11,738	42,739	(31,001)	Deutsche Bank AG
China Development Bank Corp.	06/20/21	1.000%	1,900	1.039%	810	26,990	(26,180)	Deutsche Bank AG
Kingdom of Spain	06/20/17	1.000%	700	0.161%	(3,109)	(9,413)	6,304	Deutsche Bank AG
Kingdom of Spain	06/20/19	1.000%	700	0.415%	(10,472)	(2,987)	(7,485)	Deutsche Bank AG
Republic of Ireland	06/20/17	1.000%	700	0.158%	(3,118)	(12,919)	9,801	Deutsche Bank AG
Republic of Ireland	06/20/19	1.000%	700	0.365%	(11,297)	(10,231)	(1,066)	Deutsche Bank AG
Republic of Italy	06/20/17	1.000%	700	0.622%	(1,860)	(5,072)	3,212	Deutsche Bank AG
Republic of Italy	06/20/19	1.000%	900	1.113%	1,282	5,740	(4,458)	Deutsche Bank AG
Republic of Philippines	09/20/17	1.000%	1,000	0.211%	(6,241)	(16,512)	10,271	Goldman Sachs & Co.
Republic of Poland	06/20/17	1.000%	1,000	0.179%	(4,372)	(23,766)	19,394	Hong Kong & Shanghai Bank
Republic of Portugal	06/20/17	1.000%	700	0.902%	(1,100)	3,899	(4,999)	Deutsche Bank AG
Republic of Portugal	06/20/19	1.000%	400	1.873%	7,546	12,675	(5,129)	Deutsche Bank AG
Republic of Slovakia	06/20/17	1.000%	1,000	0.071%	(4,791)	(28,053)	23,262	Hong Kong & Shanghai Bank
Republic of Slovenia	06/20/19	1.000%	900	0.385%	(14,140)	19,172	(33,312)	JPMorgan Chase

					$(82,724)	$(14,346)	$(68,378)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2017(5)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Deutsche Bank AG	06/20/17	1.000%	4,450	0.751%	$10,387	$(72,347)	$82,734	BNP Paribas
Federation of Malaysia	12/20/19	1.000%	2,000	0.766%	15,542	16,516	(974)	Barclays Capital Group
Federation of Malaysia	12/20/19	1.000%	2,000	0.766%	15,542	16,034	(492)	Hong Kong & Shanghai Bank
Federation of Russia	12/20/17	1.000%	1,000	0.349%	6,975	(27,490)	34,465	Bank of America
Federation of Russia	12/20/21	1.000%	3,000	1.819%	(108,435)	(178,672)	70,237	Barclays Capital Group
Federation of Russia	12/20/21	1.000%	8,525	1.819%	(308,135)	(491,510)	183,375	Barclays Capital Group
Husky Energy, Inc.	06/20/20	1.000%	1,000	1.055%	(603)	(41,180)	40,577	Morgan Stanley

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2017(5)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d.):
Kingdom of Belgium	06/20/26	1.000%	4,000	0.594%	$140,672	$102,239	$38,433	Barclays Capital Group
Kingdom of Belgium	12/20/24	1.000%	3,500	0.525%	124,199	20,901	103,298	Hong Kong & Shanghai Bank
Kingdom of Belgium	03/20/20	1.000%	3,000	0.186%	78,903	(14,500)	93,403	JPMorgan Chase
Kingdom of Denmark	06/20/26	0.250%	1,000	0.408%	(13,061)	(16,628)	3,567	Goldman Sachs & Co.
Kingdom of Saudi Arabia	12/20/21	1.000%	1,900	1.126%	(8,829)	(38,725)	29,896	Barclays Capital Group
Kingdom of Spain	09/20/20	1.000%	2,500	0.616%	36,818	915	35,903	Barclays Capital Group
Kingdom of Spain	06/20/21	1.000%	700	0.635%	11,560	(7,647)	19,207	Deutsche Bank AG
Kingdom of Spain	06/20/24	1.000%	700	0.948%	3,274	(25,398)	28,672	Deutsche Bank AG
Kingdom of Spain	09/20/21	1.000%	1,500	0.662%	24,241	18,280	5,961	Hong Kong & Shanghai Bank
Kingdom of Sweden	06/20/26	0.250%	1,000	0.368%	(9,651)	(15,719)	6,068	Goldman Sachs & Co.
Kingdom of Thailand	12/20/21	1.000%	2,100	0.738%	28,083	3,012	25,071	Barclays Capital Group
People’s Republic of China	12/20/21	1.000%	1,500	1.119%	(6,381)	(4,230)	(2,151)	Barclays Capital Group
People’s Republic of China	12/20/19	1.000%	2,000	0.662%	21,466	20,408	1,058	Citigroup Global Markets
People’s Republic of China	12/20/21	1.000%	1,600	1.119%	(6,806)	(5,233)	(1,573)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	4,000	1.023%	943	(45,657)	46,600	Deutsche Bank AG
People’s Republic of China	03/20/22	1.000%	1,000	1.168%	(6,882)	(17,211)	10,329	Deutsche Bank AG
People’s Republic of China	03/20/22	1.000%	2,000	1.168%	(13,764)	(21,992)	8,228	Goldman Sachs & Co.
People’s Republic of China	06/20/19	1.000%	650	0.578%	7,217	603	6,614	Hong Kong & Shanghai Bank
People’s Republic of China	12/20/19	1.000%	1,000	0.662%	10,733	10,204	529	Hong Kong & Shanghai Bank
Petroleo Brasileiro SA	06/20/18	1.000%	2,300	1.24%	(4,842)	(102,864)	98,022	Barclays Capital Group
Petroleos Mexicanos	09/20/21	1.000%	2,500	2.944%	(201,599)	(70,059)	(131,540)	Goldman Sachs & Co.
Republic of Brazil	09/20/17	1.000%	1,000	0.519%	4,272	(22,698)	26,970	Barclays Capital Group
Republic of Brazil	09/20/18	1.000%	1,000	0.946%	2,074	(44,239)	46,313	Barclays Capital Group
Republic of Brazil	03/20/18	1.000%	1,500	0.762%	5,834	(17,514)	23,348	Deutsche Bank AG
Republic of Chile	12/20/21	1.000%	2,500	0.826%	23,164	2,887	20,277	Deutsche Bank AG
Republic of Colombia	12/20/21	1.000%	2,000	1.531%	(46,222)	(41,036)	(5,186)	Hong Kong & Shanghai Bank
Republic of France	06/20/17	0.250%	2,500	0.103%	2,172	(194,310)	196,482	Barclays Capital Group
Republic of France	03/20/19	0.250%	1,200	0.183%	2,066	(14,962)	17,028	Deutsche Bank AG
Republic of France	12/20/19	0.250%	7,000	0.256%	899	(107,630)	108,529	Hong Kong & Shanghai Bank
Republic of France	03/20/20	0.250%	3,000	0.252%	680	(188,677)	189,357	JPMorgan Chase
Republic of Indonesia	09/20/18	1.000%	2,200	0.595%	17,109	(122,244)	139,353	Deutsche Bank AG
Republic of Indonesia	12/20/18	1.000%	1,200	0.632%	9,669	(70,888)	80,557	Goldman Sachs & Co.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2017(5)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d.):
Republic of Ireland	06/20/21	1.000%	700	0.561%	$13,783	$3,082	$10,701	Deutsche Bank AG
Republic of Ireland	06/20/24	1.000%	700	0.851%	7,851	(8,907)	16,758	Deutsche Bank AG
Republic of Ireland	06/20/23	1.000%	4,080	0.823%	47,564	48,193	(629)	Goldman Sachs & Co.
Republic of Ireland	12/20/26	1.000%	2,000	1.073%	(9,953)	5,096	(15,049)	Goldman Sachs & Co.
Republic of Ireland	06/20/18	1.000%	2,000	0.268%	22,600	(81,677)	104,277	Hong Kong & Shanghai Bank
Republic of Ireland	12/20/26	1.000%	3,100	1.073%	(15,427)	(2,638)	(12,789)	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	1,500	1.508%	(24,421)	(13,249)	(11,172)	Barclays Capital Group
Republic of Italy	06/20/26	1.000%	5,000	2.279%	(473,054)	(371,094)	(101,960)	BNP Paribas
Republic of Italy	06/20/24	1.000%	900	1.883%	(49,393)	(50,860)	1,467	Deutsche Bank AG
Republic of Italy	03/20/22	1.000%	3,000	1.764%	(103,490)	(108,518)	5,028	Goldman Sachs & Co.
Republic of Italy	06/20/20	1.000%	6,000	1.463%	(82,290)	(14,463)	(67,827)	Hong Kong & Shanghai Bank
Republic of Italy	12/20/26	1.000%	400	2.313%	(40,294)	(36,893)	(3,401)	Hong Kong & Shanghai Bank
Republic of Italy	03/20/22	1.000%	3,000	1.764%	(103,490)	(108,435)	4,945	JPMorgan Chase
Republic of Korea	12/20/21	1.000%	2,000	0.475%	51,488	37,685	13,803	Barclays Capital Group
Republic of Latvia	09/20/19	1.000%	3,000	0.257%	61,494	5,687	55,807	Barclays Capital Group
Republic of Latvia	06/20/19	1.000%	700	0.235%	13,483	2,637	10,846	Deutsche Bank AG
Republic of Lithuania	09/20/19	1.000%	3,000	0.259%	61,465	5,603	55,862	Barclays Capital Group
Republic of Lithuania	06/20/19	1.000%	700	0.243%	13,347	2,637	10,710	Deutsche Bank AG
Republic of Panama	12/20/20	1.000%	5,500	1.037%	(1,064)	(206,536)	205,472	JPMorgan Chase
Republic of Peru	03/20/22	1.000%	3,000	1.16%	(19,664)	(105,928)	86,264	Barclays Capital Group
Republic of Philippines	03/20/22	1.000%	1,000	1.058%	(1,612)	(17,211)	15,599	Deutsche Bank AG
Republic of Philippines	09/20/21	1.000%	1,000	0.951%	3,335	(15,838)	19,173	Hong Kong & Shanghai Bank
Republic of Philippines	09/20/20	1.000%	1,700	0.735%	17,864	(8,268)	26,132	JPMorgan Chase
Republic of Philipppines	12/20/20	1.000%	750	0.772%	7,292	(42)	7,334	Deutsche Bank AG
Republic of Poland	12/20/21	1.000%	2,000	0.715%	28,975	33,939	(4,964)	Barclays Capital Group
Republic of Poland	06/20/21	1.000%	1,000	0.644%	16,230	17,974	(1,744)	Hong Kong & Shanghai Bank
Republic of Portugal	06/20/21	1.000%	700	2.547%	(42,167)	(44,567)	2,400	Deutsche Bank AG
Republic of Portugal	06/20/24	1.000%	400	3.075%	(49,099)	(39,789)	(9,310)	Deutsche Bank AG
Republic of Portugal	09/20/20	1.000%	1,500	2.487%	(73,237)	(53,625)	(19,612)	Goldman Sachs & Co.
Republic of Slovakia	06/20/21	1.000%	1,000	0.361%	28,351	21,924	6,427	Hong Kong & Shanghai Bank
Republic of Slovenia	06/20/24	1.000%	900	1.28%	(15,742)	(69,737)	53,995	Hong Kong & Shanghai Bank
Republic of South Africa	12/20/18	1.000%	1,200	0.737%	7,323	(64,857)	72,180	Goldman Sachs & Co.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2017(5)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d.):
Republic of Turkey	03/20/20	1.000%	2,000	1.933%	$(53,636)	$(76,305)	$22,669	JPMorgan Chase

					$(886,304)	$(3,124,241)	$2,237,937

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	2,000	$(11,189)	$(122,423)	$111,234	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	5,000	(27,972)	(351,451)	323,479	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	2,000	(11,189)	(37,086)	25,897	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	5,000	(27,972)	(48,972)	21,000	Morgan Stanley

				$(78,322)	$(559,932)	$481,610

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2017:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
	1,605	3 Month LIBOR plus 432 bps	JPY	125,000	3.450%	Citigroup Global Markets	03/24/17	$477,853	$38,561	$439,292
	122	3 Month LIBOR plus 208 bps	EUR	100	4.250%	Citigroup Global Markets	07/14/17	10,721	(11,428)	22,149
	244	3 Month LIBOR plus 220 bps	EUR	200	4.250%	Citigroup Global Markets	07/14/17	20,879	(20,832)	41,711
	439	3 Month LIBOR	JPY	44,780	3 Month LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	42,874	—	42,874
	8,033	3 Month LIBOR	CAD	10,640	3 Month Canadian Banker’s Acceptance plus 16.25 bps	Goldman Sachs & Co.	10/17/18	(150,776)	—	(150,776)
	5,000	3 Month LIBOR	JPY	510,300	3 Month LIBOR minus 53.375 bps	Goldman Sachs & Co.	06/17/24	385,492	—	385,492
CAD	7,180	3 Month Canadian Banker’s Acceptance plus 2 bps		5,421	3 Month LIBOR	Goldman Sachs & Co.	10/17/24	104,286	—	104,286
AUD	3,240	3 Month BBSW plus 24.25 bps		3,000	3 Month LIBOR	JPMorgan Chase	05/22/19	(539,825)	—	(539,825)
NZD	25,055	3 Month BBR plus 26 bps		18,015	3 Month LIBOR	JPMorgan Chase	01/20/21	425,042	—	425,042
	4,248	3 Month LIBOR	JPY	500,000	3 Month LIBOR minus 73.00 bps	JPMorgan Chase	11/21/24	(217,584)	—	(217,584)

								$558,962	$6,301	$552,661

Forward rate agreements outstanding at January 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate agreement:
CZK	3,570,000	05/09/17	0.250%	3 Month PRIBOR(1)	$(4,833)	$—	$(4,833)	Hong Kong & Shanghai Bank

(1)	The Fund pays the fixed rate and receives floating rate.
(2)	The Fund pays the floating rate and receives fixed rate.

Interest rate swap agreements outstanding at January 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	20,370	10/26/18	1.765%	3 Month BBSW(1)	$149	$27,818	$27,669
AUD	30,400	10/27/18	1.793%	3 Month BBSW(1)	167	31,226	31,059
AUD	16,890	10/26/21	2.115%	6 Month BBSW(2)	167	(223,564)	(223,731)
AUD	25,030	10/27/21	2.125%	6 Month BBSW(2)	192	(323,816)	(324,008)
AUD	2,240	10/27/21	2.173%	6 Month BBSW(2)	(230)	(25,331)	(25,101)
AUD	1,000	05/02/26	2.650%	6 Month BBSW(2)	120	(17,558)	(17,678)
AUD	4,500	10/26/26	2.365%	6 Month BBSW(1)	139	176,823	176,684
AUD	6,600	10/27/26	2.355%	6 Month BBSW(1)	151	264,010	263,859
CAD	22,000	10/19/18	0.955%	3 Month Canadian Banker’s Acceptance(2)	152	(31,157)	(31,309)
CAD	41,460	10/26/18	0.910%	3 Month Canadian Banker’s Acceptance(2)	171	(85,131)	(85,302)
CAD	31,070	12/22/18	1.180%	3 Month Canadian Banker’s Acceptance(2)	33,376	41,206	7,830
CAD	4,500	01/09/20	1.716%	3 Month Canadian Banker’s Acceptance(1)	119	(48,987)	(49,106)
CAD	3,550	03/07/21	0.983%	3 Month Canadian Banker’s Acceptance(2)	124	(42,584)	(42,708)
CAD	20,550	12/21/22	1.560%	3 Month Canadian Banker’s Acceptance(1)	(63,050)	(79,002)	(15,952)
CAD	3,000	08/20/23	3.134%	3 Month Canadian Banker’s Acceptance(1)	136	(219,480)	(219,616)
CAD	1,500	04/22/26	1.670%	3 Month Canadian Banker’s Acceptance(2)	127	(24,990)	(25,117)
CAD	3,070	06/25/30	2.651%	3 Month Canadian Banker’s Acceptance(2)	83,226	112,748	29,522
CAD	2,020	10/26/46	1.797%	3 Month Canadian Banker’s Acceptance(2)	(183,058)	(229,414)	(46,356)
CHF	13,685	12/06/20	(0.265%)	6 Month CHF LIBOR(1)	204	(2,675)	(2,879)
CHF	2,400	10/21/21	(0.522%)	6 Month CHF LIBOR(2)	161	(20,264)	(20,425)
CHF	10,950	12/06/23	0.103%	6 Month CHF LIBOR(2)	207	1,977	1,770
CHF	2,735	12/06/28	0.468%	6 Month CHF LIBOR(1)	170	9,827	9,657
CHF	800	10/17/31	0.033%	6 Month CHF LIBOR(2)	163	(50,672)	(50,835)
CZK	171,000	01/06/22	0.555%	6 Month PRIBOR(2)	33	(36,317)	(36,350)
CZK	34,000	01/23/22	0.513%	6 Month PRIBOR(2)	14	(10,462)	(10,476)
DKK	15,000	01/27/20	0.385%	6 Month CIBOR(2)	30	15,507	15,477
DKK	17,000	10/17/21	0.185%	6 Month CIBOR(2)	35	(22,512)	(22,547)
DKK	13,600	05/04/25	0.825%	6 Month CIBOR(2)	39	(8,037)	(8,076)
DKK	5,000	08/29/26	0.580%	6 Month CIBOR(2)	28	(30,826)	(30,854)
DKK	1,300	10/21/26	0.673%	6 Month CIBOR(2)	23	(6,792)	(6,815)
EUR	4,000	03/13/17	0.493%	3 Month EURIBOR(1)	—	(4,007)	(4,007)
EUR	2,300	09/01/18	0.174%	6 Month EURIBOR(2)	174	13,885	13,711
EUR	4,000	10/26/18	(0.189%)	6 Month EURIBOR(2)	173	(1,805)	(1,978)
EUR	830	07/02/19	0.656%	6 Month EURIBOR(2)	171	16,697	16,526
EUR	1,000	05/29/20	0.373%	6 Month EURIBOR(2)	171	14,182	14,011
EUR	610	07/02/21	0.994%	6 Month EURIBOR(2)	170	25,881	25,711
EUR	6,150	07/04/21	(0.209%)	1 Day EONIA(1)	186	30,333	30,147

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
EUR	700	08/14/21	0.841%	3 Month EURIBOR(2)	$172	$28,883	$28,711
EUR	700	09/03/23	2.171%	6 Month EURIBOR(2)	173	88,584	88,411
EUR	1,600	10/10/23	2.130%	6 Month EURIBOR(2)	182	199,155	198,973
EUR	5,650	02/15/25	0.672%	1 Day EONIA(1)	209	(208,213)	(208,422)
EUR	1,410	05/12/25	0.895%	6 Month EURIBOR(2)	184	35,388	35,204
EUR	17,940	08/15/25	0.395%	6 Month EURIBOR(1)	307	409,325	409,018
EUR	7,875	02/15/26	0.337%	1 Day EONIA(1)	220	128,301	128,081
EUR	2,000	03/04/29	2.302%	6 Month EURIBOR(2)	245,068	329,244	84,176
EUR	1,000	06/04/29	2.002%	6 Month EURIBOR(2)	177	126,252	126,075
EUR	1,360	11/11/29	1.453%	6 Month EURIBOR(2)	175	71,386	71,211
EUR	1,800	01/14/30	1.022%	6 Month EURIBOR(2)	180	(12,395)	(12,575)
EUR	700	04/07/31	0.819%	6 Month EURIBOR(2)	178	(34,099)	(34,277)
EUR	450	05/03/31	1.048%	6 Month EURIBOR(2)	178	(7,106)	(7,284)
EUR	2,220	05/09/31	1.587%	6 Month EURIBOR(2)	206	(44,498)	(44,704)
EUR	1,500	07/04/31	0.672%	6 Month EURIBOR(2)	182	(109,999)	(110,181)
EUR	570	08/02/31	0.584%	6 Month EURIBOR(2)	174	(49,877)	(50,051)
EUR	1,500	08/26/31	0.562%	6 Month EURIBOR(2)	184	(137,602)	(137,786)
EUR	700	09/09/31	0.558%	6 Month EURIBOR(2)	176	(64,964)	(65,140)
EUR	600	10/04/31	0.593%	6 Month EURIBOR(2)	174	(53,163)	(53,337)
EUR	1,700	12/14/31	1.217%	6 Month EURIBOR(2)	176	7,664	7,488
EUR	1,200	12/19/31	1.160%	6 Month EURIBOR(2)	168	(5,268)	(5,436)
EUR	800	12/19/31	1.161%	6 Month EURIBOR(2)	164	(3,389)	(3,553)
EUR	2,600	12/27/31	1.082%	6 Month EURIBOR(2)	13,245	(43,146)	(56,391)
EUR	6,000	06/28/32	0.785%	6 Month EURIBOR(2)	257	(406,448)	(406,705)
EUR	1,135	12/28/35	1.559%	6 Month EURIBOR(2)	154	48,775	48,621
EUR	700	06/02/36	1.072%	6 Month EURIBOR(2)	179	(36,230)	(36,409)
EUR	600	09/26/36	0.749%	6 Month EURIBOR(2)	178	(70,015)	(70,193)
EUR	600	09/28/36	0.729%	6 Month EURIBOR(2)	178	(72,401)	(72,579)
EUR	1,000	11/02/36	0.958%	6 Month EURIBOR(2)	180	(76,635)	(76,815)
EUR	1,500	02/02/37	1.355%	6 Month EURIBOR(2)	188	(2,422)	(2,610)
EUR	235	07/04/42	1.001%	6 Month EURIBOR(2)	11	(23,205)	(23,216)
EUR	440	07/01/43	2.505%	6 Month EURIBOR(2)	—	118,475	118,475
EUR	500	09/03/43	2.691%	6 Month EURIBOR(2)	177	158,460	158,283
EUR	1,000	11/21/44	1.790%	6 Month EURIBOR(2)	180	94,921	94,741
EUR	1,390	05/09/46	1.357%	6 Month EURIBOR(1)	199	67,797	67,598
GBP	690	06/30/19	2.166%	6 Month GBP LIBOR(2)	203	29,441	29,238
GBP	850	08/04/19	0.109%	1 Day SONIA(1)	200	9,145	8,945
GBP	510	06/30/21	2.469%	6 Month GBP LIBOR(2)	203	41,911	41,708
GBP	4,800	09/07/25	1.075%	6 Month GBP LIBOR(1)	231	129,486	129,255
GBP	13,700	08/17/26	0.439%	1 Day SONIA(1)	(55,306)	1,008,540	1,063,846
GBP	2,580	12/13/26	1.383%	6 Month GBP LIBOR(1)	214	11,656	11,442
GBP	10,740	06/23/31	1.618%	6 Month GBP LIBOR(2)	368	10,574	10,206
GBP	4,430	12/21/31	1.534%	6 Month GBP LIBOR(2)	236	(68,856)	(69,092)
GBP	800	12/22/31	1.533%	6 Month GBP LIBOR(2)	193	(12,583)	(12,776)
GBP	2,820	12/13/36	1.644%	6 Month GBP LIBOR(2)	238	(20,894)	(21,132)
GBP	530	08/19/45	2.171%	6 Month GBP LIBOR(2)	209	81,419	81,210
GBP	6,010	06/23/46	1.626%	6 Month GBP LIBOR(1)	385	42,277	41,892
GBP	1,010	12/13/46	1.615%	6 Month GBP LIBOR(1)	213	10,023	9,810
GBP	8,520	12/21/46	1.551%	6 Month GBP LIBOR(1)	385	250,431	250,046
HUF	623,000	12/23/21	1.153%	6 Month BUBOR(1)	9	23,269	23,260
HUF	100,000	09/09/23	1.365%	6 Month BUBOR(2)	3	(11,378)	(11,381)
HUF	1,667,000	12/23/26	3.755%	6 Month BUBOR(2)	41	(92,321)	(92,362)
JPY	500,000	10/25/21	(0.047%)	6 Month JPY LIBOR(2)	21	(30,717)	(30,738)
JPY	320,000	01/29/22	0.316%	6 Month JPY LIBOR(2)	16	29,731	29,715
JPY	200,000	04/16/28	1.235%	6 Month JPY LIBOR(2)	(4,673)	182,307	186,980
JPY	135,000	02/20/29	1.260%	6 Month JPY LIBOR(2)	49,802	130,436	80,634
JPY	50,000	04/02/29	1.288%	6 Month JPY LIBOR(2)	5	49,968	49,963
JPY	100,000	08/18/29	1.070%	6 Month JPY LIBOR(2)	11	76,902	76,891

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
JPY	100,000	08/28/29	1.043%	6 Month JPY LIBOR(2)	$10	$73,884	$73,874
JPY	200,000	09/09/29	1.061%	6 Month JPY LIBOR(2)	(1,275)	151,962	153,237
JPY	655,000	09/29/29	1.064%	6 Month JPY LIBOR(2)	411,209	499,727	88,518
JPY	200,000	04/01/31	0.319%	6 Month JPY LIBOR(2)	26	(34,089)	(34,115)
JPY	215,000	05/06/31	0.354%	6 Month JPY LIBOR(2)	28	(28,817)	(28,845)
JPY	150,000	07/07/31	0.071%	6 Month JPY LIBOR(2)	15	(75,718)	(75,733)
JPY	256,500	08/15/31	0.223%	6 Month JPY LIBOR(2)	25	(82,448)	(82,473)
JPY	130,000	08/30/31	0.217%	6 Month JPY LIBOR(2)	13	(43,133)	(43,146)
JPY	120,000	09/08/31	0.316%	6 Month JPY LIBOR(2)	12	(24,860)	(24,872)
JPY	190,000	09/21/31	0.328%	6 Month JPY LIBOR(2)	27	(37,148)	(37,175)
JPY	350,000	10/14/31	0.270%	6 Month JPY LIBOR(2)	47	(96,165)	(96,212)
JPY	180,000	11/05/34	1.293%	6 Month JPY LIBOR(2)	85,259	185,898	100,639
JPY	70,000	12/03/34	1.265%	6 Month JPY LIBOR(2)	9	69,263	69,254
JPY	260,000	01/07/35	1.108%	6 Month JPY LIBOR(2)	31	192,853	192,822
JPY	50,000	01/22/35	0.950%	6 Month JPY LIBOR(2)	8	24,695	24,687
JPY	120,000	02/12/35	1.161%	6 Month JPY LIBOR(2)	15	98,835	98,820
JPY	320,000	02/24/35	1.200%	6 Month JPY LIBOR(2)	40	282,851	282,811
JPY	160,000	03/03/35	1.153%	6 Month JPY LIBOR(2)	20	129,405	129,385
JPY	90,000	02/04/36	0.816%	6 Month JPY LIBOR(2)	11	20,977	20,966
JPY	65,000	05/16/36	0.446%	6 Month JPY LIBOR(2)	10	(25,978)	(25,988)
JPY	110,000	05/27/36	0.460%	6 Month JPY LIBOR(2)	18	(41,677)	(41,695)
JPY	60,000	07/22/36	0.240%	6 Month JPY LIBOR(2)	11	(45,773)	(45,784)
JPY	300,000	10/04/36	0.363%	6 Month JPY LIBOR(2)	42	(171,970)	(172,012)
JPY	150,000	11/02/36	0.423%	6 Month JPY LIBOR(2)	21	(71,488)	(71,509)
JPY	400,000	12/14/36	0.723%	6 Month JPY LIBOR(2)	49	12,457	12,408
JPY	150,000	12/22/36	0.641%	6 Month JPY LIBOR(2)	18	(16,652)	(16,670)
JPY	250,000	01/06/37	0.675%	6 Month JPY LIBOR(2)	30	(13,631)	(13,661)
JPY	60,000	06/17/41	0.318%	6 Month JPY LIBOR(2)	11	(61,303)	(61,314)
JPY	100,000	07/07/41	0.187%	6 Month JPY LIBOR(2)	18	(129,760)	(129,778)
JPY	137,500	05/21/43	2.003%	6 Month JPY LIBOR(1)	2,968	(356,601)	(359,569)
JPY	45,800	05/29/43	2.013%	6 Month JPY LIBOR(1)	822	(119,879)	(120,701)
JPY	110,300	04/15/46	0.560%	6 Month JPY LIBOR(2)	19	(84,260)	(84,279)
MXN	27,400	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	21	(157,380)	(157,401)
MXN	92,000	10/15/26	6.445%	28 Day Mexican Interbank Rate(2)	48	(440,338)	(440,386)
MXN	130,040	12/09/26	7.780%	28 Day Mexican Interbank Rate(2)	(91,727)	(28,303)	63,424
NOK	11,000	01/23/22	1.435%	6 Month NIBOR(2)	24	(10,659)	(10,683)
NOK	25,000	02/23/23	1.350%	6 Month NIBOR(2)	33	(64,442)	(64,475)
NOK	9,500	04/25/26	1.548%	6 Month NIBOR(2)	28	(43,412)	(43,440)
NOK	6,600	07/21/26	1.320%	6 Month NIBOR(2)	24	(47,636)	(47,660)
NOK	4,500	09/09/26	1.370%	6 Month NIBOR(2)	22	(30,947)	(30,969)
NOK	16,400	11/01/26	1.650%	6 Month NIBOR(2)	33	(66,758)	(66,791)
NZD	35,000	09/22/18	2.048%	3 Month BBR(2)	167	(115,368)	(115,535)
NZD	2,600	03/13/19	4.550%	3 Month BBR(2)	—	80,509	80,509
NZD	1,610	04/26/23	2.733%	3 Month BBR(2)	112	(34,908)	(35,020)
NZD	750	03/13/24	5.080%	3 Month BBR(2)	—	60,300	60,300
NZD	1,900	05/01/25	3.825%	3 Month BBR(2)	114	37,258	37,144
PLN	15,000	10/17/21	2.070%	6 Month WIBOR(2)	60	(79,791)	(79,851)
PLN	9,000	02/13/22	1.990%	6 Month WIBOR(2)	51	(64,547)	(64,598)
SEK	20,000	01/20/20	0.485%	3 Month STIBOR(2)	28	36,666	36,638
SEK	13,000	09/15/21	(0.003%)	3 Month STIBOR(2)	26	(22,930)	(22,956)
SEK	23,000	12/15/21	0.203%	3 Month STIBOR(2)	27	(23,801)	(23,828)
SEK	12,700	04/25/23	0.750%	3 Month STIBOR(2)	30	6,450	6,420
SEK	12,700	08/29/24	1.657%	3 Month STIBOR(2)	22,803	79,112	56,309
SEK	3,000	11/16/25	1.485%	3 Month STIBOR(2)	20	10,858	10,838
SEK	6,000	12/09/25	1.505%	3 Month STIBOR(2)	22	22,615	22,593

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
SEK	15,000	06/27/26	1.001%	3 Month STIBOR(2)	$33	$(30,474)	$(30,507)
	49,235	02/18/17	0.466%	1 Day USOIS(1)	194	7,101	6,907
	24,040	08/19/17	0.524%	1 Day USOIS(1)	171	28,194	28,023
	102,110	09/09/17	0.539%	1 Day USOIS(1)	14,419	134,722	120,303
	47,720	10/21/17	0.590%	1 Day USOIS(1)	808	70,882	70,074
	29,780	11/01/17	0.639%	1 Day USOIS(1)	217	34,133	33,916
	59,860	11/14/17	0.675%	1 Day USOIS(1)	(4,865)	59,753	64,618
	29,205	11/22/17	0.716%	1 Day USOIS(1)	215	21,154	20,939
	43,000	09/30/18	0.655%	1 Day USOIS(1)	247	286,360	286,113
	25,300	09/30/18	0.747%	1 Day USOIS(1)	207	127,943	127,736
	29,280	11/17/18	1.080%	1 Day USOIS(1)	216	61,366	61,150
	44,020	11/18/18	0.911%	1 Day USOIS(1)	(2,127)	108,433	110,560
	19,200	11/22/18	1.297%	3 Month LIBOR(1)	194	50,752	50,558
	30,800	02/28/19	1.806%	3 Month LIBOR(1)	60,864	(188,684)	(249,548)
	2,500	02/04/20	1.523%	3 Month LIBOR(1)	160	13,783	13,623
	4,080	03/11/20	1.824%	3 Month LIBOR(1)	167	(12,502)	(12,669)
	1,200	03/23/20	1.616%	3 Month LIBOR(1)	155	4,208	4,053
	42,595	05/31/21	1.849%	3 Month LIBOR(2)	324	(135,916)	(136,240)
	43,312	05/31/21	1.948%	3 Month LIBOR(2)	327	33,123	32,796
	4,015	05/31/21	1.994%	3 Month LIBOR(1)	31	(10,579)	(10,610)
	15,730	11/22/21	1.792%	3 Month LIBOR(2)	214	(117,876)	(118,090)
	129,925	12/31/21	1.370%	3 Month LIBOR(1)	860	3,662,155	3,661,295
	8,000	12/31/21	1.850%	3 Month LIBOR(1)	194	43,325	43,131
	3,300	12/31/22	1.405%	3 Month LIBOR(1)	169	124,042	123,873
	3,200	12/31/22	1.406%	3 Month LIBOR(1)	167	120,017	119,850
	4,900	12/31/22	1.409%	3 Month LIBOR(1)	177	183,090	182,913
	1,400	12/31/22	1.412%	3 Month LIBOR(1)	158	52,098	51,940
	22,500	12/31/22	1.480%	3 Month LIBOR(1)	273	750,023	749,750
	10,000	04/05/23	1.427%	3 Month LIBOR(1)	223	394,182	393,959
	26,970	05/31/23	1.578%	3 Month LIBOR(1)	(51,652)	863,646	915,298
	17,755	08/02/23	— (3)	—(3)	(6,269)	18,937	25,206
	30,035	08/02/23	— (4)	—(4)	1,757	36,930	35,173
	6,875	08/03/23	— (5)	—(5)	(2,900)	7,942	10,842
	14,820	08/15/23	1.071%	1 Day USOIS(1)	231	620,873	620,642
	20,020	08/15/23	1.365%	3 Month LIBOR(1)	260	947,679	947,419
	2,625	08/15/23	1.406%	3 Month LIBOR(1)	165	117,582	117,417
	12,500	08/15/23	1.422%	3 Month LIBOR(1)	219	547,659	547,440
	8,775	08/15/23	1.459%	3 Month LIBOR(2)	133	(364,465)	(364,598)
	27,780	11/15/23	2.209%	3 Month LIBOR(1)	302	(57,631)	(57,933)
	27,120	11/15/23	2.217%	3 Month LIBOR(1)	298	(69,277)	(69,575)
	1,150	04/28/26	1.809%	3 Month LIBOR(1)	158	49,686	49,528
	19,934	08/15/26	2.391%	3 Month LIBOR(2)	295	64,609	64,314
	1,715	11/15/41	1.869%	3 Month LIBOR(1)	922	249,305	248,383
	1,680	02/15/42	1.369%	1 Day USOIS(1)	180	269,327	269,147
	845	09/27/46	1.380%	1 Day USOIS(1)	165	149,497	149,332
ZAR	3,320	08/26/20	7.855%	3 Month JIBAR(2)	2	1,879	1,877
ZAR	16,800	05/12/26	8.680%	3 Month JIBAR(2)	18	40,109	40,091

					$581,879	$10,222,139	$9,640,260

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
AUD	1,000	09/07/21	4.945%	6 Month BBSW(2)	$90,900	$—	$90,900	Citigroup Global Markets
AUD	1,000	08/31/22	3.890%	6 Month BBSW(2)	57,807	—	57,807	Hong Kong & Shanghai Bank

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
AUD	1,400	08/31/22	3.920%	6 Month BBSW(2)	$82,881	$—	$82,881	Citigroup Global Markets
AUD	1,700	09/21/22	3.830%	6 Month BBSW(2)	92,502	—	92,502	Barclays Capital Group
AUD	2,800	08/08/23	4.170%	6 Month BBSW(1)	(212,158)	—	(212,158)	Hong Kong & Shanghai Bank
AUD	2,000	12/19/32	4.423%	6 Month BBSW(2)	236,126	—	236,126	Barclays Capital Group
AUD	650	03/15/43	4.755%	6 Month BBSW(2)	128,696	—	128,696	Hong Kong & Shanghai Bank
CAD	3,200	02/22/17	1.708%	3 Month Canadian Banker’s Acceptance(2)	15,677	—	15,677	Citigroup Global Markets
CAD	650	11/06/17	1.645%	3 Month Canadian Banker’s Acceptance(2)	3,325	—	3,325	Bank of Nova Scotia
CAD	500	12/27/17	1.700%	3 Month Canadian Banker’s Acceptance(2)	2,803	—	2,803	Bank of Nova Scotia
CAD	1,000	07/20/20	0.535%	1 Day CAOIS(1)	7,670	—	7,670	JPMorgan Chase
CAD	4,200	08/17/22	2.370%	3 Month Canadian Banker’s Acceptance(2)	175,359	—	175,359	Bank of Nova Scotia
COP	33,350,000	07/22/18	6.810%	1 Day COOIS(1)	(118,052)	—	(118,052)	Morgan Stanley
COP	33,000,000	12/06/18	6.100%	1 Day COOIS(1)	(14,452)	—	(14,452)	Morgan Stanley
COP	4,351,000	11/01/26	6.590%	1 Day COOIS(2)	19,268	—	19,268	Morgan Stanley
COP	10,220,000	11/04/26	6.770%	1 Day COOIS(2)	93,460	—	93,460	Morgan Stanley
CZK	25,000	06/27/18	1.635%	6 Month PRIBOR(2)	28,203	—	28,203	Hong Kong & Shanghai Bank
DKK	3,200	03/01/22	2.300%	6 Month CIBOR(2)	54,944	—	54,944	Credit Suisse First Boston Corp.
EUR	600	07/27/22	1.772%	6 Month EURIBOR(2)	60,472	—	60,472	Citigroup Global Markets
GBP	1,000	08/17/22	1.975%	3 Month GBP LIBOR(2)	74,289	—	74,289	Hong Kong & Shanghai Bank
GBP	2,480	11/03/26	3.455%	1 Month UKRPI(2)	(71,159)	—	(71,159)	Citigroup Global Markets
GBP	1,420	04/24/43	2.932%	6 Month GBP LIBOR(2)	507,463	—	507,463	Hong Kong & Shanghai Bank
HKD	27,000	01/04/18	0.805%	3 Month HIBOR(1)	16,046	—	16,046	Bank of America
HKD	25,000	07/29/18	1.625%	3 Month HIBOR(2)	9,631	—	9,631	Hong Kong & Shanghai Bank
HKD	25,000	10/08/18	1.635%	3 Month HIBOR(1)	(8,339)	—	(8,339)	Hong Kong & Shanghai Bank
HKD	30,800	04/28/20	1.400%	3 Month HIBOR(1)	59,341	—	59,341	Citigroup Global Markets
HKD	8,200	08/22/22	1.560%	3 Month HIBOR(1)	35,185	—	35,185	Hong Kong & Shanghai Bank
HUF	620,000	11/19/18	4.290%	6 Month BUBOR(2)	159,388	—	159,388	Credit Suisse First Boston Corp.
HUF	330,000	03/27/23	5.510%	6 Month BUBOR(2)	308,925	—	308,925	Deutsche Bank AG
ILS	6,500	11/20/18	2.200%	3 Month TELBOR(2)	67,082	—	67,082	Hong Kong & Shanghai Bank
ILS	7,500	12/09/22	1.530%	3 Month TELBOR(2)	34,934	—	34,934	Citigroup Global Markets
ILS	3,200	03/06/23	3.525%	3 Month TELBOR(2)	137,485	—	137,485	Deutsche Bank AG
ILS	4,200	06/27/23	3.730%	3 Month TELBOR(2)	185,282	—	185,282	Credit Suisse First Boston Corp.
ILS	3,000	04/26/26	1.685%	3 Month TELBOR(2)	(8,662)	—	(8,662)	JPMorgan Chase

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
ILS	5,000	06/24/26	1.660%	3 Month TELBOR(2)	$(24,659)	$—	$(24,659)	Citigroup Global Markets
ILS	4,000	09/19/26	1.600%	3 Month TELBOR(2)	(34,149)	—	(34,149)	Barclays Capital Group
ILS	7,000	01/12/27	1.975%	3 Month TELBOR(2)	(14,371)	—	(14,371)	Citigroup Global Markets
JPY	30,000	07/22/21	1.090%	6 Month JPY LIBOR(2)	11,932	—	11,932	Citigroup Global Markets
JPY	85,500	07/21/24	1.489%	6 Month JPY LIBOR(2)	74,606	—	74,606	Citigroup Global Markets
JPY	60,000	07/04/26	1.603%	6 Month JPY LIBOR(2)	68,806	—	68,806	Citigroup Global Markets
JPY	70,000	08/02/26	1.534%	6 Month JPY LIBOR(2)	80,668	—	80,668	Citigroup Global Markets
JPY	300,000	09/03/27	1.290%	6 Month JPY LIBOR(2)	296,582	—	296,582	Citigroup Global Markets
JPY	40,000	12/04/27	1.261%	6 Month JPY LIBOR(2)	37,795	—	37,795	Citigroup Global Markets
JPY	40,000	12/14/27	1.235%	6 Month JPY LIBOR(2)	36,710	—	36,710	Hong Kong & Shanghai Bank
JPY	120,000	02/20/28	1.353%	6 Month JPY LIBOR(2)	129,607	—	129,607	Deutsche Bank AG
JPY	160,000	11/14/32	2.390%	6 Month JPY LIBOR(2)	227,509	—	227,509	Citigroup Global Markets
JPY	35,000	12/14/32	1.575%	6 Month JPY LIBOR(2)	51,980	—	51,980	Hong Kong & Shanghai Bank
JPY	70,000	01/28/43	1.955%	6 Month JPY LIBOR(2)	176,612	—	176,612	JPMorgan Chase
JPY	100,000	06/03/43	1.970%	6 Month JPY LIBOR(2)	260,430	—	260,430	JPMorgan Chase
KRW	1,500,000	08/14/21	2.773%	3 Month KRW LIBOR(2)	65,521	—	65,521	Hong Kong & Shanghai Bank
KRW	655,000	10/07/22	1.765%	3 Month KRW LIBOR(2)	1,120	—	1,120	JPMorgan Chase
KRW	900,000	11/05/24	2.425%	3 Month KRW LIBOR(2)	35,800	—	35,800	Barclays Capital Group
KRW	1,485,000	10/28/26	1.520%	3 Month KRW LIBOR(2)	(41,836)	(14)	(41,822)	JPMorgan Chase
KRW	1,280,000	10/17/28	1.450%	3 Month KRW LIBOR(2)	(54,233)	—	(54,233)	Citigroup Global Markets
KRW	520,000	01/27/31	1.870%	3 Month KRW LIBOR(2)	(2,594)	—	(2,594)	JPMorgan Chase
MYR	16,000	08/19/23	3.445%	3 Month KLIBOR(2)	(154,408)	—	(154,408)	Morgan Stanley
MYR	1,700	04/28/25	4.040%	3 Month KLIBOR(2)	(7,876)	—	(7,876)	Citigroup Global Markets
NOK	13,500	11/07/17	2.550%	6 Month NIBOR(2)	21,163	—	21,163	Citigroup Global Markets
NOK	4,500	11/07/22	3.190%	6 Month NIBOR(2)	47,469	—	47,469	Citigroup Global Markets
NZD	1,320	09/25/22	3.790%	3 Month BBR(2)	42,255	—	42,255	Citigroup Global Markets
NZD	910	08/09/23	4.653%	3 Month BBR(2)	65,850	—	65,850	Hong Kong & Shanghai Bank
PLN	15,000	06/28/18	3.790%	6 Month WIBOR(2)	176,997	—	176,997	Deutsche Bank AG
PLN	4,900	06/27/21	5.390%	6 Month WIBOR(2)	185,223	—	185,223	JPMorgan Chase
PLN	5,700	04/12/22	5.030%	6 Month WIBOR(2)	217,433	—	217,433	Hong Kong & Shanghai Bank
PLN	4,000	03/14/23	3.810%	6 Month WIBOR(2)	87,924	—	87,924	Bank of America
PLN	4,100	03/18/23	3.660%	6 Month WIBOR(2)	79,862	—	79,862	Hong Kong & Shanghai Bank
PLN	3,600	06/27/26	5.280%	6 Month WIBOR(1)	(192,955)	—	(192,955)	JPMorgan Chase

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
SEK	3,700	02/27/22	2.520%	3 Month STIBOR(2)	$55,700	$—	$55,700	Citigroup Global Markets
SGD	1,800	01/08/18	0.935%	6 Month SIBOR(2)	(5,440)	—	(5,440)	Bank of America
SGD	5,450	04/30/20	1.850%	6 Month SIBOR(2)	3,003	—	3,003	Citigroup Global Markets
THB	50,000	12/20/17	3.230%	6 Month BIBOR(2)	23,794	—	23,794	Bank of America
THB	120,000	08/23/23	1.920%	6 Month BIBOR(2)	(103,300)	—	(103,300)	Morgan Stanley
THB	28,900	04/30/25	2.560%	6 Month BIBOR(2)	1,359	—	1,359	Citigroup Global Markets
TWD	115,500	03/17/21	0.780%	3 Month TAIBOR(2)	(37,882)	—	(37,882)	Barclays Capital Group
ZAR	17,000	11/15/23	8.085%	3 Month JIBAR(2)	9,751	—	9,751	Credit Suisse First Boston Corp.

					$4,212,080	$(14)	$4,212,094

Foreign Bonds with a combined market value of $10,523,556 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default and interest rate swap contracts at January 31, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.25 bps.
(4)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.5 bps.
(5)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$5,472,157	$—
Australia	—	1,380,939	—
Austria	—	1,901,369	—
Belgium	—	4,871,828	—
Brazil	—	8,490,207	—
Bulgaria	—	3,679,628	—
Canada	—	8,096,207	—
Cayman Islands	—	545,000	—
Chile	—	498,149	—
China	—	496,966	—
Colombia	—	6,635,711	—
Croatia	—	1,163,167	—
Cyprus	—	13,252,095	—
Denmark	—	1,504,681	—
Dominican Republic	—	2,885,942	—
Egypt	—	2,381,216	—
Finland	—	772,526	—
France	—	4,873,473	—
Germany	—	10,077,746	—
Greece	—	14,554,356	—
Hungary	—	13,469,501	—
Iceland	—	5,324,876	—
India	—	776,355	—
Indonesia	—	11,023,353	—
Ireland	—	1,536,411	—
Italy	—	19,757,351	—
Japan	—	14,310,279	—
Lithuania	—	3,204,931	—
Luxembourg	—	512,687	—
Macedonia	—	547,639	—
Mexico	—	16,904,193	—
Netherlands	—	7,793,808	—
New Zealand	—	2,807,214	—
Norway	—	5,031,756	—
Panama	—	2,596,276	—
Peru	—	6,633,847	—
Poland	—	5,179,217	—
Portugal	—	9,266,002	—
Romania	—	4,807,994	—
Russia	—	1,601,250	—
Saudi Arabia	—	1,168,800	—
Singapore	—	745,220	—
Slovenia	—	8,760,092	—
South Africa	—	4,030,327	—
South Korea	—	1,345,727	—
Spain	—	20,790,166	—
Supranational Bank	—	22,425,251	—
Sweden	—	4,655,277	—
Switzerland	—	1,693,493	—
Turkey	—	6,304,794	—

United Kingdom	—	32,834,340	—
Uruguay	—	1,169,105	—
Asset-Backed Securities
Collateralized Loan Obligations	—	39,400,085	1,079,506
Non-Residential Mortgage-Backed Securities	—	11,700,920	—
Residential Mortgage-Backed Securities	—	37,120,052	—
Bank Loans	—	879,202	99,898
Commercial Mortgage-Backed Securities	—	45,233,770	—
Corporate Bonds	—	75,149,710	—
Municipal Bonds	—	1,031,926	—
Residential Mortgage-Backed Securities	—	22,750,091	4,629,063
U.S. Government Agency Obligations	—	3,257,599	—
U.S. Treasury Obligations	—	53,037,284	—
Common Stock	44,658	—	—
Preferred Stock	103,280	—	—
Affiliated Mutual Funds	57,616,431	—	—
Foreign Certificate of Deposit	—	3,001,938	—
Foreign Commercial Paper	—	2,997,878	—
Options Purchased	—	3,928,319	—
Options Written	(13,500)	(4,231,716)	—
Other Financial Instruments*
Futures Contracts	(85,675)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	990,700	—
OTC Cross Currency Exchange Contracts	—	(54,557)	—
OTC Credit Default Swap Agreements	—	(1,047,350)	9,409
Centrally Cleared Credit Default Swap Agreements	—	141,317	—
OTC Currency Swap Agreements	—	558,962	—
OTC Forward Rate Agreements	—	(4,833)	—
Centrally Cleared Interest Rate Swap Agreements	—	9,640,260	—
OTC Interest Rate Swap Agreements	—	4,212,080	—

Total	$57,665,194	$642,234,532	$5,817,876

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Collateralized Loan Obligations	Asset-Backed Securities Non-Residential Mortgage-Backed Securities	Bank Loans	Residential Mortgage-Backed Securities	Credit Default Swaps		Forward Rate Agreements
Balance as of 10/31/16	$6,988,775	$400,048	$—	$300,046	$6,090		$(4,351)
Realized gain (loss)	—	—	24	179	—	**	—	**
Change in unrealized appreciation (depreciation)***	—	—	559	1,211	3,319		4,351
Purchases/Exchanges/Issuances	1,079,506	—		4,340,000	—		—
Sales/Paydowns	—	—	(3,224)	(12,668)	—		—
Accrued discount/premium	—	—	—	295	—		—
Transfers into Level 3	—	—	102,539	—	—		—
Transfers out of Level 3	(6,988,775)	(400,048)	—	—	—		—

Balance as of 1/31/17	$1,079,506	$—	$99,898	$4,629,063	$9,409		$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	The realized gain incurred during the period for other financial instruments was $39,520.
***	Of which, $11,179 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of January 31, 2017	Valuation Methodology	Unobservable Inputs
Asset-Backed Collateralized Loan Obligations	$1,079,506	Pricing at cost	Unadjusted Purchase Price
Bank Loans	99,898	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	4,629,063	Market Approach	Single Broker Indicative Quote
Credit Default Swaps	9,409	Market Approach	Single Broker Indicative Quote

	$5,817,876

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Collateralized Loan Obligations	$6,988,775	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Asset-Backed Non-Residential Mortgage-Backed Securities	$400,048	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Bank Loans	$102,539	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Sovereign Bonds	38.1%
Residential Mortgage-Backed Securities	9.4
Affiliated Mutual Funds (including 1.5% of collateral for securities on loan)	8.4
U.S. Treasury Obligations	7.7
Commercial Mortgage-Backed Securities	6.6
Collateralized Loan Obligations	5.9
Banks	5.2
Multi-National	3.3
Non-Residential Mortgage-Backed Securities	1.7
Oil & Gas	1.2
Media	1.2
Electric	1.1
Diversified Financial Services	0.7
Healthcare-Services	0.6
Options Purchased	0.6
Transportation	0.6
Insurance	0.5
Entertainment	0.5
Mining	0.5
U.S. Government Agency Obligations	0.5
Auto Parts & Equipment	0.5
Food	0.4
Retail	0.4
Foreign Certificates of Deposit	0.4
Foreign Commercial Paper	0.4
Chemicals	0.4
Software	0.4
Auto Manufacturers	0.3
Foreign Bond	0.3
Leisure Time	0.3
Home Builders	0.3
Pharmaceuticals	0.3
Commercial Services	0.3
Building Materials	0.2
Computers	0.2
Electronics	0.2
Telecommunications	0.2
Semiconductors	0.2
Packaging & Containers	0.2
Municipal Bonds	0.2
Miscellaneous Manufacturing	0.2
Office/Business Equipment	0.1
Household Products/Wares	0.1
Forest Products & Paper	0.1
Lodging	0.1

Biotechnology	0.1
Airlines	0.1
Financials	0.1
Options Written	(0.6)

100.7
Liabilities in excess of other assets	(0.7)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of January 31, 2017 categorized by risk exposure:

Derivative Fair Value at 1/31/17
Credit contracts	$(819,230)
Foreign exchange contracts	555,352
Interest rate contracts	14,307,294

$14,043,416

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the tables following each Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price is based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 22, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date March 22, 2017

*	Print the name and title of each signing officer under his or her signature.